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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a

BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2569 (5-07)

Item 1. Report to Stockholders.

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

March 31, 2017

Baron Funds®

Semi-Annual Financial  Report

DEAR BARON FUNDS SHAREHOLDER:

In this report, you will find unaudited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund (the “Funds”) for the six months ended March 31, 2017. The U.S. Securities and Exchange Commission (the “SEC”) requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer and Chief Investment Officer May 19, 2017	Linda S. Martinson Chairman, President and Chief Operating Officer May 19, 2017	Peggy Wong Treasurer and Chief Financial Officer May 19, 2017

This Semi-Annual Financial Report is for the Baron Investment Funds Trust, which currently has six series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund. If you are interested in the Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Energy and Resources Fund and Baron Global Advantage Fund series, please visit the Funds’ website at www.BaronFunds.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at www.BaronFunds.com, by clicking on the “Legal Notices” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at www.sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. A copy of the Funds’ Forms N-Q may also be obtained upon request by calling 1-800-99BARON. Schedules of portfolio holdings current to the most recent quarter are also available on the Funds’ website.

Some of the comments contained in this report are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “expect,” “should,” “could,” “believe,” “plan” and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of BAMCO, Inc. (“BAMCO” or the “Adviser”) only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to www.BaronFunds.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Asset Fund (Unaudited)	March 31, 2017

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ASSET FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2017
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (June 12, 1987)
Baron Asset Fund — Retail Shares[1,2]	10.08%	18.82%	8.34%	12.37%	7.25%	11.23%
Baron Asset Fund — Institutional Shares[1,2,4]	10.24%	19.15%	8.64%	12.69%	7.48%	11.31%
Baron Asset Fund — R6 Shares[1,2,4]	10.22%	19.13%	8.63%	12.68%	7.48%	11.31%
Russell Midcap Growth Index[1]	7.38%	14.07%	7.88%	11.95%	8.13%	9.83%	[3]
S&P 500 Index[1]	10.12%	17.17%	10.37%	13.30%	7.51%	9.59%

*	Not Annualized.

[1]

The indexes are unmanaged. The Russell MidcapTM Growth Index measures the performance of medium-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	For the period June 30, 1987 to March 31, 2017.

[4]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2017 (Unaudited)	Baron Asset Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2017

Percent of Net Assets
IDEXX Laboratories, Inc.	6.7%
Gartner, Inc.	6.2%
Vail Resorts, Inc.	5.2%
Arch Capital Group Ltd.	4.5%
Mettler-Toledo International, Inc.	4.5%
Verisk Analytics, Inc.	3.9%
The Charles Schwab Corp.	3.7%
FactSet Research Systems, Inc.	2.7%
SBA Communications Corp.	2.6%
Guidewire Software, Inc.	2.6%
42.6%

SECTOR BREAKDOWN AS OF MARCH 31, 2017†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2017, Baron Asset Fund1 increased 10.08%, while the Russell Midcap Growth Index gained 7.38% and the S&P 500 Index gained 10.12%.

Baron Asset Fund invests primarily in medium-sized growth companies for the long term, using a value-oriented purchase discipline. The Fund purchases companies that we believe have sustainable competitive advantages, strong financial characteristics, and exceptional management; and operate in industries with favorable growth characteristics.

The market’s reaction to the November 8 U.S. presidential election results dominated the period. After moving mostly sideways in September and October, equities embarked on a strong rally in early November, with major U.S. stock indexes establishing record highs in the period. Beneath the surface, the market experienced a significant rotation among sectors and investment approaches. Initially, the market responded to the possibility that the policies of a Trump administration would lead to increased infrastructure spending, higher inflation, higher interest rates, lower corporate taxes, and ultimately accelerated economic growth. Financials acted best, as those businesses benefit from higher interest rates. Industrials and Energy sectors rose as presumed beneficiaries of faster growth. Value outpaced growth. Early in 2017, leaders and laggards swapped positions. Information Technology, Health Care, and Consumer Discretionary led the markets, taking over from the prior sector leaders. In a reversal of the first half of the six-month period, growth stocks also outperformed value stocks.

The Fund’s investments in Health Care, Financials, and Consumer Discretionary contributed the most to performance. The Telecommunication Services and Energy sectors were modest detractors in the period.

Veterinary diagnostics leader IDEXX Laboratories, Inc. was the top contributor. The stock rallied on strong financial results and multiple expansion throughout the six-month period. Competitive trends are strong and improving, highlighted by instrument revenue growth, domestic lab growth, rising sales productivity, and stability in rapid assays. We believe that IDEXX’s direct go-to-market model coupled with research and development-driven product enhancements will put steady upward pressure on organic revenue and earnings growth over time.

The top detractor was FleetCor Technologies, Inc. Shares of this global payment processing services provider fell on disappointing results and a modest reduction in revenue guidance. Investors expected an acceleration in the second half of 2016, but organic growth modestly decelerated. Sentiment was also hit after a large contract loss and intensifying forex market headwinds. We expect these headwinds to abate and strong earnings growth to persist.

We continue to believe that mid-sized growth stocks represent an attractive investment opportunity. The U.S. economy remains among the world’s healthiest, its equity market multiples remain within the range of their long-term historic averages, and interest rates continue to be quite low by historic standards. We believe our diversified portfolio of fast growing, well managed, competitively advantaged businesses will continue to perform well in this environment. There is, of course, no guarantee that this will be the case.

†

Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Growth Fund (Unaudited)	March 31, 2017

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON GROWTH FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2017
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (December 31, 1994)
Baron Growth Fund — Retail Shares[1,2]	10.18%	16.70%	5.27%	11.54%	7.19%	12.81%
Baron Growth Fund — Institutional Shares[1,2,3]	10.32%	17.01%	5.54%	11.83%	7.40%	12.91%
Baron Growth Fund — R6 Shares[1,2,3]	10.32%	16.99%	5.54%	11.83%	7.40%	12.91%
Russell 2000 Growth Index[1]	9.11%	23.03%	6.72%	12.10%	8.06%	7.71%
S&P 500 Index[1]	10.12%	17.17%	10.37%	13.30%	7.51%	9.72%

*	Not Annualized.

[1]

The indexes are unmanaged. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2017 (Unaudited)	Baron Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2017

Percent of Net Assets
Vail Resorts, Inc.	7.1%
Arch Capital Group Ltd.	6.1%
Gartner, Inc.	4.4%
FactSet Research Systems, Inc.	3.9%
IDEXX Laboratories, Inc.	3.9%
CoStar Group, Inc.	3.4%
Choice Hotels International, Inc.	3.2%
SS&C Technologies Holdings, Inc.	3.2%
MSCI, Inc.	3.1%
Gaming and Leisure Properties, Inc.	3.1%
41.4%

SECTOR BREAKDOWN AS OF MARCH 31, 2017†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2017, Baron Growth Fund1 gained 10.18%, while the Russell 2000 Growth Index gained 9.11% and the S&P 500 Index gained 10.12%.

Baron Growth Fund invests primarily in small-sized U.S. growth companies for the long term. Through independent research, we utilize an investment approach that we believe allows us to look at a business’s fundamental characteristics and beyond the current market environment. We invest based on the potential profitability of a business at what we believe are attractive valuations.

The market’s reaction to the November 8 U.S. presidential election results dominated the period. After moving mostly sideways in September and October, equities embarked on a strong rally in early November, with major U.S. stock indexes establishing record highs in the period. Beneath the surface, the market experienced a significant rotation among sectors and investment approaches. Initially, the market responded to the possibility that the policies of a Trump administration would lead to increased infrastructure spending, higher inflation, higher interest rates, lower corporate taxes, and ultimately accelerated economic growth. Financials acted best, as those businesses benefit from higher interest rates. Industrials and Energy sectors rose as presumed beneficiaries of faster growth. Value outpaced growth. Early in 2017, leaders and laggards swapped positions. Information Technology, Health Care, and Consumer Discretionary led the markets, taking over from the prior sector leaders. In a reversal of the first half of the six-month period, growth stocks also outperformed value stocks.

Financials, Consumer Discretionary, and Information Technology were the top contributing sectors in the period. Holdings in the Consumer Staples sector detracted slightly.

Vail Resorts, Inc. was the top contributor in the period. Shares of this operator of ski resorts in the U.S., Canada, and Australia increased on strong earnings growth due to increased visitation and spend levels in a strong ski season. We believe Vail’s recent acquisitions of Whistler Blackcomb, Park City in Utah, Perisher in Australia, and most recently, Stowe in Vermont, continue to help drive season pass sales and visitation, which, in turn, help insulate earnings from poor snowfall seasons and improve cash flow.

The top detractor was Under Armour, Inc. Shares of this athletic apparel company declined on reported earnings and guidance that missed Street expectations. Increased promotional activity, improved competitor positioning, and a key distributor’s bankruptcy lowered revenue. The company is attempting to diversify its wholesale distribution domestically while growing into other geographies and categories. We believe many of these issues are temporary and the long-term demand and earnings potential remain relatively intact.

The Fund continues to invest in a portfolio of businesses that have better financial characteristics than the benchmark index against which it is compared. These businesses have higher operating profit margins, net margins, EBITDA margins, return on invested capital, return on equity, return on assets, and lower standard deviations of earnings growth. While we do not try to predict short-term macro developments or current events, we believe conditions remain favorable for the U.S. economy and equity markets.

†

Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Small Cap Fund (Unaudited)	March 31, 2017

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON SMALL CAP FUND (RETAIL SHARES) IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2017
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (September 30, 1997)
Baron Small Cap Fund — Retail Shares[1,2]	9.90%	22.74%	5.09%	10.50%	7.03%	9.57%
Baron Small Cap Fund — Institutional Shares[1,2,3]	10.05%	23.07%	5.36%	10.78%	7.25%	9.68%
Baron Small Cap Fund — R6 Shares[1,2,3]	10.05%	23.07%	5.36%	10.78%	7.25%	9.68%
Russell 2000 Growth Index[1]	9.11%	23.03%	6.72%	12.10%	8.06%	5.63%
S&P 500 Index[1]	10.12%	17.17%	10.37%	13.30%	7.51%	6.78%

*	Not Annualized.

[1]

The indexes are unmanaged. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2017 (Unaudited)	Baron Small Cap Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2017

Percent of Net Assets
Gartner, Inc.	4.6%
Waste Connections, Inc.	3.8%
IDEXX Laboratories, Inc.	3.8%
Bright Horizons Family Solutions, Inc.	3.8%
TransDigm Group, Inc.	3.6%
SBA Communications Corp.	2.9%
On Assignment, Inc.	2.9%
Acuity Brands, Inc.	2.7%
Guidewire Software, Inc.	2.7%
Cognex Corp.	2.5%
33.3%

SECTOR BREAKDOWN AS OF MARCH 31, 2017†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2017, Baron Small Cap Fund1 gained 9.90%, while the Russell 2000 Growth Index increased 9.11% and the S&P 500 Index increased 10.12%.

Baron Small Cap Fund invests primarily in small-cap growth companies for the long term. The Fund invests in what we believe are well-run small-cap growth businesses that can be purchased at prices that represent a significant discount to our assessment of future value.

The market’s reaction to the November 8 U.S. presidential election results dominated the period. After moving mostly sideways in September and October, equities embarked on a strong rally in early November, with major U.S. stock indexes establishing record highs in the period. Beneath the surface, the market experienced a significant rotation among sectors and investment approaches. Initially, the market responded to the possibility that the policies of a Trump administration would lead to increased infrastructure spending, higher inflation, higher interest rates, lower corporate taxes, and ultimately accelerated economic growth. Financials acted best, as those businesses benefit from higher interest rates. Industrials and Energy sectors rose as presumed beneficiaries of faster growth. Value outpaced growth. Early in 2017, leaders and laggards swapped positions. Information Technology, Health Care, and Consumer Discretionary led the markets, taking over from the prior sector leaders. In a reversal of the first half of the six-month period, growth stocks also outperformed value stocks.

Investments in Consumer Discretionary, Information Technology, and Industrials were the top contributors to performance. Holdings in Telecommunication Services detracted slightly.

Veterinary diagnostics leader IDEXX Laboratories, Inc. was the top contributor. The stock rallied on strong financial results and multiple expansion. Competitive trends are strong and improving, highlighted by instrument revenue growth, domestic lab growth, rising sales productivity, and stability in rapid assays. We believe that IDEXX’s direct go-to-market model coupled with research and development-driven product enhancements will put steady upward pressure on organic revenue and earnings growth over time.

Aircraft parts supplier TransDigm Group, Inc. was the top detractor. Shares fell due to a short seller report accusing the company of improper government contracting practices. Our analysis indicates that no actual infractions likely occurred; but if they did, they were minor missteps affecting a small part of the business and any penalties will likely be minimal. Meanwhile, the company continued to execute its unique, proprietary, protected aircraft parts franchise at a high level of profitability.

Baron Small Cap Fund invests primarily in classic growth stocks that we believe have significant long-term growth prospects and can be purchased at what we believe are attractive prices because their prospects have not yet been appreciated by investors. We also invest in fallen angels, which are companies that we believe have strong long-term franchises but have disappointed investors with short-term results, creating what we believe is a buying opportunity. A third category of investments is special situations, including spin-offs and recapitalizations, where lack of investor awareness creates opportunities to purchase what we believe are strong businesses at attractive prices.

†

Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Opportunity Fund (Unaudited)	March 31, 2017

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON OPPORTUNITY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 3000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2017
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (February 29, 2000)
Baron Opportunity Fund — Retail Shares[1,2]	7.95%	18.72%	3.18%	7.82%	7.23%	5.04%
Baron Opportunity Fund — Institutional Shares[1,2,3]	8.12%	19.09%	3.47%	8.10%	7.46%	5.17%
Baron Opportunity Fund — R6 Shares[1,2,3]	8.12%	19.16%	3.49%	8.11%	7.46%	5.18%
Russell 3000 Growth Index[1]	9.94%	16.27%	10.90%	13.22%	9.04%	3.21%
S&P 500 Index[1]	10.12%	17.17%	10.37%	13.30%	7.51%	5.28%

*	Not Annualized.

†

The Fund’s historical performance was impacted by gains from IPOs and/or secondary offerings. There is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

[1]

The indexes are unmanaged. The Russell 3000® Growth Index measures the performance of those companies classified as growth among the largest 3,000 U.S. companies, and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2017 (Unaudited)	Baron Opportunity Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2017

Percent of Net Assets
Amazon.com, Inc.	7.2%
CoStar Group, Inc.	5.9%
Guidewire Software, Inc.	5.4%
Gartner, Inc.	5.2%
Tesla, Inc.	5.0%
Alphabet Inc.	4.3%
Acxiom Corporation	3.8%
Visa, Inc.	3.0%
Netflix, Inc.	2.9%
ServiceNow, Inc.	2.6%
45.3%

SECTOR BREAKDOWN AS OF MARCH 31, 2017†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2017, Baron Opportunity Fund1 gained 7.95%, while the Russell 3000 Growth Index gained 9.94% and the S&P 500 Index gained 10.12%.

Baron Opportunity Fund invests primarily in U.S. growth companies that we believe are driving or benefiting from innovation, through development of pioneering, transformative, or technologically advanced products and services. The Fund invests in high growth businesses of any market capitalization, selected for their capital appreciation potential.

The market’s reaction to the November 8 U.S. presidential election results dominated the period. After moving mostly sideways in September and October, equities embarked on a strong rally in early November, with major U.S. stock indexes establishing record highs in the period. Beneath the surface, the market experienced a significant rotation among sectors and investment approaches. Initially, the market responded to the possibility that the policies of a Trump administration would lead to increased infrastructure spending, higher inflation, higher interest rates, lower corporate taxes, and ultimately accelerated economic growth. Financials acted best, as those businesses benefit from higher interest rates. Industrials and Energy sectors rose as presumed beneficiaries of faster growth. Value outpaced growth. Early in 2017, leaders and laggards swapped positions. Information Technology, Health Care, and Consumer Discretionary led the markets, taking over from the prior sector leaders. In a reversal of the first half of the six-month period, growth stocks also outperformed value stocks.

Investments in Consumer Discretionary, Information Technology, and Health Care contributed to the Fund’s performance during the period. Energy and Telecommunication Services holdings detracted slightly.

The top contributor to Fund performance was electric vehicle company Tesla, Inc. Shares rose following the company’s launch of GigaFactory, one of the world’s largest manufacturing facilities, which will potentially drive significant cost reduction. Tesla is on target for a 2017 launch of its mass market Model 3, potentially the largest product cycle in history. Additionally, the company’s SolarCity merger is on track, showing less cash drain than initially feared by investors. We believe a pro-U.S. jobs administration is a tailwind for Tesla as it is one of North America’s fastest growing employers.

The top detractor was benefits software vendor Benefitfocus, Inc. Shares were down after the company reported 2017 guidance that was lower than analysts expected. We see several short-term headwinds, including longer implementation periods for national accounts, slower employer signings because of a sales restructuring, and a revenue share of BenefitStore commissions. While we believe these headwinds will weigh on reported growth through mid-2017, we don’t believe they impact the significant long-term opportunity.

We remain focused on finding unique businesses across different segments of the economy that we believe offer long-term secular growth, sustainable competitive advantages, high-quality management teams, and attractive stock prices. We believe that investment returns for stocks are driven by earnings growth, and therefore direct our research towards understanding the drivers of business profit and projecting future profit growth as accurately as we can.

†

Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Fifth Avenue Growth Fund (Unaudited)	March 31, 2017

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON FIFTH AVENUE GROWTH FUND (RETAIL SHARES) IN RELATION TO THE RUSSELL 1000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2017
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (April 30, 2004)
Baron Fifth Avenue Growth Fund — Retail Shares[1,2]	7.75%	18.67%	8.93%	11.57%	6.71%	7.47%
Baron Fifth Avenue Growth Fund — Institutional Shares[1,2,3]	7.90%	19.00%	9.20%	11.87%	6.92%	7.63%
Baron Fifth Avenue Growth Fund — R6 Shares[1,2,3]	7.90%	19.06%	9.21%	11.88%	6.92%	7.63%
Russell 1000 Growth Index[1]	10.01%	15.76%	11.27%	13.32%	9.13%	8.80%
S&P 500 Index[1]	10.12%	17.17%	10.37%	13.30%	7.51%	8.28%

*	Not Annualized.

[1]

The indexes are unmanaged. The Russell 1000® Growth Index measures the performance of large-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2017 (Unaudited)	Baron Fifth Avenue Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2017

Percent of Net Assets
Amazon.com, Inc.	15.6%
Alibaba Group Holding Limited	6.6%
Alphabet Inc.	6.6%
Facebook, Inc.	6.1%
Equinix, Inc.	5.2%
The Priceline Group, Inc.	5.1%
Visa, Inc.	4.9%
Mastercard Incorporated	4.8%
Illumina, Inc.	3.5%
Apple, Inc.	3.5%
61.9%

SECTOR BREAKDOWN AS OF MARCH 31, 2017†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2017, Baron Fifth Avenue Growth Fund1 gained 7.75%, while the Russell 1000 Growth Index gained 10.01% and the S&P 500 Index gained 10.12%.

Baron Fifth Avenue Growth Fund focuses on identifying and investing in what we believe are unique companies with sustainable competitive advantages that have the ability to redeploy capital at high rates of return. The portfolio is constructed on a bottom-up basis, with the quality of ideas and conviction level the most important determinants of the size of each investment. We expect our highest conviction businesses to have meaningful weight in the portfolio. Sector weightings are incidental to portfolio construction, and exposure to any sector is a result of stock selection.

The market’s reaction to the November 8 U.S. presidential election results dominated the period. After moving mostly sideways in September and October, equities embarked on a strong rally in early November, with major U.S. stock indexes establishing record highs in the period. Beneath the surface, the market experienced a significant rotation among sectors and investment approaches. Initially, the market responded to the possibility that the policies of a Trump administration would lead to increased infrastructure spending, higher inflation, higher interest rates, lower corporate taxes, and ultimately accelerated economic growth. Financials acted best, as those businesses benefit from higher interest rates. Industrials and Energy sectors rose as presumed beneficiaries of faster growth. Value outpaced growth. Early in 2017, leaders and laggards swapped positions. Information Technology, Health Care, and Consumer Discretionary led the markets, taking over from the prior sector leaders. In a reversal of the first half of the six-month period, growth stocks also outperformed value stocks.

Information Technology, Financials, and Consumer Discretionary were the top contributing sectors in the period. The Health Care and Energy sectors detracted.

The top contributor to Fund performance was Mobileye N.V. Shares of this designer and manufacturer of vision-based advanced driver assistance systems increased after Intel made an offer to buy the company. We have long believed in the potential for Mobileye to become the “Intel Inside” of the future of cars. We think Mobileye’s entrepreneurial management team has clear goals that can benefit society, and we look forward to its product development around semi-autonomous and autonomous driving.

Shares of athletic apparel company Under Armour, Inc. fell due to several challenges, including increased competition, weak consumer dynamics, and decreased distribution as a result of retailer bankruptcies. The company has lowered 2017 earnings guidance as it plans to increase spending to drive sales growth. We exited our position.

The Fund seeks to manage risk by focusing on business risk (competition, management, regulations), valuation risk (purchase price providing a large enough margin of safety), financial risk (leverage and capital structure), and analysis risk (our assumptions). Our objective is not to predict how markets may perform in a given year. Instead, we aim to create a portfolio of unique companies with different end markets because, in our experience, this is the best way to manage market risk over time.

†

Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Discovery Fund (Unaudited)	March 31, 2017

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DISCOVERY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2017
	Six Months*	One Year	Three Years	Since Inception (September 30, 2013)
Baron Discovery Fund — Retail Shares[1,2]	11.49%	41.47%	6.36%	12.91%
Baron Discovery Fund — Institutional Shares[1,2]	11.63%	41.89%	6.61%	13.18%
Baron Discovery Fund — R6 Shares[1,2,3]	11.70%	41.98%	6.63%	13.20%
Russell 2000 Growth Index[1]	9.11%	23.03%	6.72%	8.28%
S&P 500 Index[1]	10.12%	17.17%	10.37%	12.55%

*	Not Annualized.

†

The Fund’s historical performance was impacted by gains from IPOs and/or secondary offerings. There is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

[1]

The indexes are unmanaged. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

March 31, 2017 (Unaudited)	Baron Discovery Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2017

Percent of Net Assets
Qualys, Inc.	3.9%
Mercury Systems, Inc.	3.8%
MACOM Technology Solutions Holdings, Inc.	3.7%
Red Rock Resorts, Inc.	3.1%
Wingstop Inc.	2.8%
The Trade Desk, Inc.	2.7%
Liberty Expedia Holdings, Inc.	2.7%
Impinj, Inc.	2.5%
Varonis Systems, Inc.	2.4%
Flexion Therapeutics Inc.	2.4%
30.0%

SECTOR BREAKDOWN AS OF MARCH 31, 2017†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2017, Baron Discovery Fund1 increased 11.49%, while the Russell 2000 Growth Index gained 9.11% and the S&P 500 Index gained 10.12%.

Baron Discovery Fund invests primarily in small-sized U.S. companies with significant growth potential and market capitalizations up to the weighted median market capitalization of the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $1.5 billion, whichever is larger. The Fund invests for the long term at attractive valuations in appropriately capitalized companies with, in our view, open-ended growth opportunities, exceptional leadership, and sustainable competitive advantages.

The market’s reaction to the November 8 U.S. presidential election results dominated the period. After moving mostly sideways in September and October, equities embarked on a strong rally in early November, with major U.S. stock indexes establishing record highs in the period. Beneath the surface, the market experienced a significant rotation among sectors and investment approaches. Initially, the market responded to the possibility that the policies of a Trump administration would lead to increased infrastructure spending, higher inflation, higher interest rates, lower corporate taxes, and ultimately accelerated economic growth. Financials acted best, as those businesses benefit from higher interest rates. Industrials and Energy sectors rose as presumed beneficiaries of faster growth. Value outpaced growth. Early in 2017, leaders and laggards swapped positions. Information Technology, Health Care, and Consumer Discretionary led the markets, taking over from the prior sector leaders. In a reversal of the first half of the six-month period, growth stocks also outperformed value stocks.

The Industrials, Information Technology, and Health Care sectors contributed the most in the period. Real Estate and Materials detracted.

The top contributor in the period was Mercury Systems, Inc., a provider of complex electronic subsystems to major defense contractors. Shares were up in the period as Mercury continued to win contract awards and completed a successful secondary offering to provide funding for accretive future acquisitions. We believe defense spending and outsourcing will continue to grow under the new presidential administration, which could benefit Mercury.

The top detractor was medical imaging company Novadaq Technologies Inc. Shares declined due to what we think was a misunderstanding regarding the halting of a clinical trial in colon resection. Novadaq’s devices, which show blood flow, have been clinically proven to dramatically improve outcomes in many types of surgeries. We believe that revenue will continue to grow by close to 30%, and that at the current valuation the company is a potentially great investment.

We think the long-term fundamentals of our companies remain strong. We believe the companies we own are high quality, innovative and run by excellent management teams. We are optimistic that they will be significantly bigger next year than they are today and that this growth can continue for years after. There is, of course, no guarantee that this will be the case.

†

Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Asset Fund	March 31, 2017

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2017

Shares		Cost	Value
Common Stocks (98.77%)
Consumer Discretionary (13.38%)
	Automotive Retail (1.36%)
92,000	Advance Auto Parts, Inc.	$15,941,373	$13,639,920
388,000	CarMax, Inc.[1]	4,415,017	22,977,360

		20,356,390	36,617,280

	Hotels, Resorts & Cruise Lines (2.23%)
525,400	Choice Hotels International, Inc.	2,254,244	32,890,040
500,000	Hyatt Hotels Corp., Cl A1	13,523,436	26,990,000

		15,777,680	59,880,040

	Internet & Direct Marketing Retail (3.12%)
212,000	Expedia, Inc.	25,262,837	26,748,040
32,000	The Priceline Group, Inc.[1]	5,125,131	56,959,040

		30,387,968	83,707,080

	Leisure Facilities (5.18%)
725,000	Vail Resorts, Inc.	14,063,109	139,127,500

	Specialty Stores (1.49%)
260,000	Tiffany & Co.	8,018,828	24,778,000
220,000	Tractor Supply Co.	6,736,191	15,173,400

		14,755,019	39,951,400

Total Consumer Discretionary		95,340,166	359,283,300

Energy (0.52%)
	Oil & Gas Exploration & Production (0.52%)
107,500	Concho Resources, Inc.[1]	4,595,625	13,796,550

Financials (17.10%)
	Asset Management & Custody Banks (0.63%)
250,000	T. Rowe Price Group, Inc.	6,031,231	17,037,500

	Financial Exchanges & Data (4.28%)
435,000	FactSet Research Systems, Inc.	23,564,473	71,735,850
230,000	MarketAxess Holdings, Inc.	25,489,330	43,122,700

		49,053,803	114,858,550

	Insurance Brokers (2.31%)
475,000	Willis Towers Watson plc[2]	58,514,776	62,172,750

	Investment Banking & Brokerage (3.72%)
2,450,000	The Charles Schwab Corp.	2,351,369	99,984,500

	Property & Casualty Insurance (4.50%)
1,275,000	Arch Capital Group Ltd.[1,2]	13,874,064	120,831,750

	Regional Banks (1.66%)
475,000	First Republic Bank	15,197,602	44,559,750

Total Financials		145,022,845	459,444,800

Shares		Cost	Value
Common Stocks (continued)
Health Care (22.06%)
	Health Care Distributors (2.13%)
337,000	Henry Schein, Inc.[1]	$9,010,382	$57,279,890
	Health Care Equipment (7.47%)
1,161,000	IDEXX Laboratories, Inc.[1]	22,010,924	179,502,210
110,000	Teleflex, Inc.	17,089,386	21,310,300

		39,100,310	200,812,510

	Health Care Facilities (0.69%)
148,000	Universal Health Services, Inc., Cl B	8,389,889	18,418,600

	Health Care Supplies (3.64%)
240,000	The Cooper Companies, Inc.	30,555,224	47,973,600
610,000	West Pharmaceutical Services, Inc.	26,714,894	49,782,100

		57,270,118	97,755,700

	Life Sciences Tools & Services (8.13%)
380,000	Bio-Techne Corporation	36,982,041	38,627,000
352,000	Illumina, Inc.[1]	15,181,108	60,065,280
250,000	Mettler-Toledo International, Inc.[1]	15,496,167	119,727,500

		67,659,316	218,419,780

Total Health Care		181,430,015	592,686,480

Industrials (15.26%)
	Aerospace & Defense (0.45%)
255,000	BWX Technologies, Inc.	12,127,190	12,138,000

	Building Products (0.61%)
320,000	AO Smith Corp.	15,918,938	16,371,200

	Construction Machinery & Heavy Trucks (1.86%)
90,000	WABCO Holdings, Inc.[1]	10,455,704	10,567,800
505,000	Westinghouse Air Brake Technologies Corporation	33,676,456	39,390,000

		44,132,160	49,957,800

	Electrical Components & Equipment (0.72%)
95,000	Acuity Brands, Inc.	19,770,549	19,380,000

	Environmental & Facilities Services (0.80%)
581,087	Rollins, Inc.	16,726,225	21,575,760

	Industrial Conglomerates (1.85%)
240,000	Roper Technologies, Inc.	20,050,484	49,557,600

	Industrial Machinery (2.61%)
430,000	IDEX Corporation	31,397,849	40,209,300
220,000	The Middleby Corp.[1]	10,736,494	30,019,000

		42,134,343	70,228,300

14	See Notes to Financial Statements.

March 31, 2017	Baron Asset Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2017

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Research & Consulting Services (5.07%)
740,000	Nielsen Holdings PLC[2]	$17,543,972	$30,569,400
1,300,000	Verisk Analytics, Inc.[1]	33,418,943	105,482,000

		50,962,915	136,051,400

	Trading Companies & Distributors (1.29%)
675,000	Fastenal Co.	11,933,597	34,762,500

Total Industrials		233,756,401	410,022,560

Information Technology (22.58%)
	Application Software (7.37%)
550,000	ANSYS, Inc.[1]	14,771,001	58,778,500
220,000	CDK Global, Inc.	10,973,416	14,302,200
1,220,000	Guidewire Software, Inc.[1]	58,902,936	68,722,600
285,000	Mobileye N.V.[1,2]	7,329,168	17,499,000
919,000	SS&C Technologies Holdings, Inc.	25,120,157	32,532,600
32,000	The Ultimate Software Group, Inc.[1]	6,098,077	6,246,720

		123,194,755	198,081,620

	Data Processing & Outsourced Services (4.22%)
277,000	FleetCor Technologies, Inc.[1]	10,071,962	41,946,110
400,000	MAXIMUS, Inc.	20,233,990	24,880,000
725,000	Vantiv, Inc., Cl A1	39,304,846	46,487,000

		69,610,798	113,313,110

	Internet Software & Services (4.76%)
200,000	CoStar Group, Inc.[1]	34,528,695	41,444,000
650,000	Verisign, Inc.[1]	31,889,164	56,621,500
270,872	Zillow Group, Inc., Cl A1	7,666,898	9,158,183
614,000	Zillow Group, Inc., CI C1	15,676,412	20,673,380

		89,761,169	127,897,063

	IT Consulting & Other Services (6.23%)
1,550,000	Gartner, Inc.[1]	33,739,350	167,384,500

Total Information Technology		316,306,072	606,676,293

Real Estate (7.87%)
	Office REITs (1.00%)
62,000	Alexander’s, Inc.[3]	2,779,303	26,775,320

	Real Estate Services (2.07%)
1,600,000	CBRE Group, Inc., Cl A1	19,628,157	55,664,000

	Specialized REITs (4.80%)
144,505	Equinix, Inc.	9,802,123	57,855,467
590,000	SBA Communications Corp.[1]	16,542,706	71,018,300

		26,344,829	128,873,767

Total Real Estate		48,752,289	211,313,087

Total Common Stocks		1,025,203,413	2,653,223,070

Shares		Cost	Value
Private Equity Investments (0.12%)
Financials (0.12%)
	Asset Management & Custody Banks (0.12%)
7,056,223	Windy City Investments Holdings, L.L.C.[1,3,4,6]	$0	$3,245,862

Principal Amount
Short Term Investments (0.95%)
$25,551,931	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2017, 0.09% due 4/3/2017; Proceeds at maturity - $25,552,122; (Fully collateralized by $26,440,000 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026; Market value - $26,063,732)[5]	25,551,931	25,551,931

Total Investments (99.84%)		$1,050,755,344	2,682,020,863

Cash and Other Assets Less Liabilities (0.16%)			4,384,921

Net Assets			$2,686,405,784

Retail Shares (Equivalent to $63.73 per share based on 29,087,303 shares outstanding)			$1,853,709,690

Institutional Shares (Equivalent to $65.62 per share based on 12,557,782 shares outstanding)			$824,077,418

R6 Shares (Equivalent to $65.61 per share based on 131,357 shares outstanding)			$8,618,676

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]

At March 31, 2017, the market value of restricted and fair valued securities amounted to $3,245,862 or 0.12% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.

[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	15

Baron Growth Fund	March 31, 2017

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2017

Shares		Cost	Value
Common Stocks (99.58%)
Consumer Discretionary (26.89%)
	Apparel, Accessories & Luxury Goods (2.15%)
3,475,000	Under Armour, Inc., Cl A1	$13,912,447	$68,735,500
3,190,000	Under Armour, Inc., Cl C1	12,023,168	58,377,000

		25,935,615	127,112,500

	Casinos & Gaming (2.83%)
4,155,000	Penn National Gaming, Inc.[1]	36,915,622	76,576,650
2,625,000	Pinnacle Entertainment, Inc.[1]	29,435,112	51,240,000
1,760,582	Red Rock Resorts, Inc., Cl A	34,437,581	39,049,709

		100,788,315	166,866,359

	Education Services (3.48%)
1,985,000	Bright Horizons Family Solutions, Inc.[1]	64,647,112	143,892,650
2,423,500	Nord Anglia Education, Inc.[1,2]	45,906,790	61,411,490

		110,553,902	205,304,140

	Hotels, Resorts & Cruise Lines (5.90%)
3,007,500	Choice Hotels International, Inc.[4]	73,061,456	188,269,500
1,600,000	Marriott Vacations Worldwide Corp.[4]	87,504,361	159,888,000

		160,565,817	348,157,500

	Internet & Direct Marketing Retail (0.34%)
11,704,702	AO World plc (United Kingdom)[1,2]	26,353,820	19,797,516

	Leisure Facilities (7.44%)
1,100,000	ClubCorp Holdings, Inc.	19,230,077	17,655,000
2,196,993	Vail Resorts, Inc.[4]	80,228,702	421,602,957

		99,458,779	439,257,957

	Movies & Entertainment (1.56%)
5,450,018	Manchester United plc, Cl A2	77,159,985	92,105,304

	Restaurants (2.00%)
450,000	Panera Bread Co., Cl A1	15,602,751	117,841,500

	Specialty Stores (1.19%)
1,450,000	Dick’s Sporting Goods, Inc.	22,908,317	70,557,000

Total Consumer Discretionary		639,327,301	1,586,999,776

Consumer Staples (3.19%)
	Food Distributors (0.45%)
1,105,000	Performance Food Group Co.[1]	20,995,000	26,299,000

	Food Retail (0.43%)
2,100,000	Smart & Final Stores, Inc.[1]	35,919,688	25,410,000

	Household Products (1.48%)
1,750,000	Church & Dwight Co., Inc.	15,890,587	87,272,500

	Packaged Foods & Meats (0.83%)
580,000	TreeHouse Foods, Inc.[1]	19,567,560	49,102,800

Total Consumer Staples		92,372,835	188,084,300

Shares		Cost	Value
Common Stocks (continued)
Financials (23.20%)
	Asset Management & Custody Banks (4.63%)
1,500,000	The Carlyle Group	$32,844,320	$23,925,000
2,140,000	Cohen & Steers, Inc.	54,011,768	85,535,800
2,250,000	Financial Engines, Inc.	63,928,705	97,987,500
1,455,195	Oaktree Capital Group, LLC	65,648,565	65,920,333

		216,433,358	273,368,633

	Financial Exchanges & Data (8.56%)
1,395,000	FactSet Research Systems, Inc.	70,024,081	230,049,450
1,185,000	Morningstar, Inc.	30,128,461	93,141,000
1,875,000	MSCI, Inc.	35,989,456	182,231,250

		136,141,998	505,421,700

	Investment Banking & Brokerage (0.58%)
775,000	Moelis & Co., Cl A	22,607,788	29,837,500
250,000	Virtu Financial, Inc., Cl A	4,750,000	4,250,000

		27,357,788	34,087,500

	Life & Health Insurance (3.01%)
2,160,000	Primerica, Inc.	47,146,305	177,552,000

	Property & Casualty Insurance (6.18%)
3,800,000	Arch Capital Group Ltd.[1,2]	36,852,471	360,126,000
147,000	Kinsale Capital Group, Inc.	4,042,500	4,709,880

		40,894,971	364,835,880

	Thrifts & Mortgage Finance (0.24%)
400,000	Essent Group, Ltd.[1,2]	9,483,065	14,468,000

Total Financials		477,457,485	1,369,733,713

Health Care (9.17%)
	Health Care Equipment (4.15%)
348,374	Glaukos Corporation[1]	11,729,755	17,871,586
1,470,000	IDEXX Laboratories, Inc.[1]	22,572,748	227,276,700

		34,302,503	245,148,286

	Health Care Supplies (1.62%)
365,038	Neogen Corp.[1]	8,075,677	23,928,241
875,000	West Pharmaceutical Services, Inc.	30,383,156	71,408,750

		38,458,833	95,336,991

	Health Care Technology (0.51%)
2,395,957	Inovalon Holdings, Inc., CI A1	53,135,542	30,189,058

	Life Sciences Tools & Services (2.89%)
875,000	Bio-Techne Corporation	46,302,066	88,943,750
170,000	Mettler-Toledo International, Inc.[1]	7,810,313	81,414,700

		54,112,379	170,358,450

Total Health Care		180,009,257	541,032,785

16	See Notes to Financial Statements.

March 31, 2017	Baron Growth Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2017

Shares		Cost	Value
Common Stocks (continued)
Industrials (6.70%)
	Building Products (4.14%)
2,000,000	CaesarStone Ltd.[1,2,4]	$39,958,972	$72,500,000
1,380,000	Masonite International Corp.[1,2]	76,932,413	109,365,000
900,000	Trex Company, Inc.[1]	32,905,548	62,451,000

		149,796,933	244,316,000

	Industrial Machinery (1.91%)
825,000	The Middleby Corp.[1]	23,225,508	112,571,250

	Trading Companies & Distributors (0.65%)
1,000,000	Air Lease Corp.	23,203,508	38,750,000

Total Industrials		196,225,949	395,637,250

Information Technology (20.90%)
	Application Software (7.93%)
1,600,000	ANSYS, Inc.[1]	37,902,179	170,992,000
1,190,000	Guidewire Software, Inc.[1]	38,711,926	67,032,700
1,000,000	Pegasystems, Inc.	13,997,009	43,850,000
5,265,000	SS&C Technologies Holdings, Inc.	43,555,278	186,381,000

		134,166,392	468,255,700

	Data Processing & Outsourced Services (2.50%)
2,375,000	MAXIMUS, Inc.	44,768,159	147,725,000

	Electronic Components (0.76%)
280,000	Littelfuse, Inc.	31,472,950	44,774,800

	Internet Software & Services (4.70%)
2,324,374	Benefitfocus, Inc.[1,4]	86,529,482	64,966,253
975,000	CoStar Group, Inc.[1]	42,637,436	202,039,500
156,672	Wix.com Ltd.[1,2]	7,560,889	10,638,029

		136,727,807	277,643,782

	IT Consulting & Other Services (5.01%)
950,000	Booz Allen Hamilton Holding Corp.	10,162,552	33,620,500
2,425,000	Gartner, Inc.[1]	37,453,863	261,875,750

		47,616,415	295,496,250

Total Information Technology		394,751,723	1,233,895,532

Real Estate (8.31%)
	Diversified REITs (0.50%)
710,000	American Assets Trust, Inc.	13,409,206	29,706,400

	Office REITs (3.35%)
124,000	Alexander’s, Inc.[5]	23,989,393	53,550,640
3,750,000	Douglas Emmett, Inc.	50,560,518	144,000,000

		74,549,911	197,550,640

	Specialized REITs (4.46%)
750,000	Alexandria Real Estate Equities, Inc.[5]	27,827,790	82,890,000
5,400,000	Gaming and Leisure Properties, Inc.	119,506,198	180,468,000

		147,333,988	263,358,000

Total Real Estate		235,293,105	490,615,040

Shares		Cost	Value
Common Stocks (continued)
Telecommunication Services (1.22%)
	Alternative Carriers (1.22%)
7,493,437	Iridium Communications, Inc.[1,4]	$45,709,971	$72,311,667

Total Common Stocks		2,261,147,626	5,878,310,063

Preferred Stocks (0.24%)
Telecommunication Services (0.24%)
	Alternative Carriers (0.24%)
41,074	Iridium Communications, Inc., Series B, 6.75%[4,6]	10,268,500	14,098,651

Private Equity Investments (0.02%)
Financials (0.02%)
	Asset Management & Custody Banks (0.02%)
2,375,173	Windy City Investments Holdings, L.L.C.[1,3,5,7]	0	1,092,580

Total Investments (99.84%)		$2,271,416,126	5,893,501,294

Cash and Other Assets Less Liabilities (0.16%)			9,357,514

Net Assets			$5,902,858,808

Retail Shares (Equivalent to $65.64 per share based on 41,672,320 shares outstanding)			$2,735,249,812

Institutional Shares (Equivalent to $67.15 per share based on 47,135,693 shares outstanding)			$3,164,956,909

R6 Shares (Equivalent to $67.15 per share based on 39,494 shares outstanding)			$2,652,087

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2017, the market value of restricted and fair valued securities amounted to $1,092,580 or 0.02% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	See Note 10 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	17

Baron Small Cap Fund	March 31, 2017

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2017

Shares		Cost	Value
Common Stocks (98.76%)
Consumer Discretionary (18.64%)
	Automotive Retail (1.05%)
1,100,000	Camping World Holdings, Inc., Cl A	$25,857,601	$35,464,000

	Cable & Satellite (3.26%)
100,000	Liberty Broadband Corporation, Cl A1	404,823	8,509,000
300,000	Liberty Broadband Corporation, Cl C1	1,184,602	25,920,000
150,000	Liberty SiriusXM Group, Cl A1	305,046	5,838,000
1,200,000	Liberty SiriusXM Group, Cl C1	2,632,540	46,536,000
1,000,000	MSG Networks Inc., Cl A1	7,003,117	23,350,000

		11,530,128	110,153,000

	Casinos & Gaming (1.15%)
1,750,000	Red Rock Resorts, Inc., Cl A	35,354,171	38,815,000

	Education Services (6.09%)
1,750,000	Bright Horizons Family Solutions, Inc.[1]	57,731,206	126,857,500
3,100,000	Nord Anglia Education, Inc.[1,2]	56,903,384	78,554,000

		114,634,590	205,411,500

	Internet & Direct Marketing Retail (1.15%)
850,000	Liberty Expedia Holdings, Inc., Cl A1	36,289,832	38,658,000

	Movies & Entertainment (2.24%)
750,000	Liberty Media Corporation - Liberty Formula One, Cl C (formerly, Liberty Media Group, Cl C)[1]	10,168,679	25,612,500
250,000	The Madison Square Garden Company, Cl A1	13,336,230	49,927,500

		23,504,909	75,540,000

	Restaurants (2.76%)
500,000	BJ’s Restaurants, Inc.[1]	16,384,828	20,200,000
500,000	The Cheesecake Factory, Inc.	9,055,187	31,680,000
850,000	Wingstop Inc.[1]	20,620,955	24,038,000
934,569	Zoe’s Kitchen, Inc.[1]	23,954,573	17,289,527

		70,015,543	93,207,527

	Specialty Stores (0.94%)
2,250,000	Party City Holdco, Inc.[1]	32,984,775	31,612,500

Total Consumer Discretionary		350,171,549	628,861,527

Consumer Staples (0.62%)
	Food Distributors (0.62%)
1,500,000	The Chefs’ Warehouse, Inc.[1,3]	22,433,215	20,850,000

Energy (2.28%)
	Oil & Gas Storage & Transportation (2.28%)
400,000	Dominion Midstream Partners, L.P.	8,400,000	12,780,000
800,000	PBF Logistics LP	20,465,744	17,240,000
2,500,000	Scorpio Tankers Inc.[2]	20,750,000	11,100,000
745,500	Valero Energy Partners LP	20,810,301	35,716,905

Total Energy		70,426,045	76,836,905

Shares		Cost	Value
Common Stocks (continued)
Financials (2.63%)
	Asset Management & Custody Banks (1.29%)
1,000,000	Financial Engines, Inc.	$14,907,587	$43,550,000

	Financial Exchanges & Data (0.48%)
200,000	CBOE Holdings, Inc.	15,498,427	16,214,000

	Investment Banking & Brokerage (0.86%)
750,000	Moelis & Co., Cl A	18,642,401	28,875,000

Total Financials		49,048,415	88,639,000

Health Care (16.86%)
	Biotechnology (0.46%)
1,500,000	Abcam plc (United Kingdom)[2]	14,075,553	15,514,040

	Health Care Equipment (6.85%)
500,000	Cantel Medical Corp.	20,804,109	40,050,000
750,000	DexCom, Inc.[1]	10,073,448	63,547,500
825,000	IDEXX Laboratories, Inc.[1]	12,962,146	127,553,250

		43,839,703	231,150,750

	Health Care Supplies (1.08%)
1,250,000	The Spectranetics Corporation[1]	33,281,895	36,406,250

	Life Sciences Tools & Services (6.90%)
800,000	ICON plc[1,2]	22,757,019	63,776,000
750,000	INC Research Holdings, Inc., Cl A1	15,497,628	34,387,500
150,000	Mettler-Toledo International, Inc.[1]	7,800,480	71,836,500
25,000	Patheon N.V.[1,2]	525,000	658,500
950,000	PRA Health Sciences, Inc.[1]	17,544,444	61,968,500

		64,124,571	232,627,000

	Managed Health Care (1.57%)
1,250,000	HealthEquity, Inc.[1]	21,851,091	53,062,500

Total Health Care		177,172,813	568,760,540

Industrials (22.85%)
	Aerospace & Defense (5.47%)
750,000	DigitalGlobe, Inc.[1]	21,329,051	24,562,500
1,000,000	Mercury Systems, Inc.[1]	26,116,728	39,050,000
550,000	TransDigm Group, Inc.[1]	101,351	121,088,000

		47,547,130	184,700,500

	Construction & Farm Machinery & Heavy Trucks (0.61%)
750,000	REV Group, Inc.[1]	16,959,272	20,677,500

	Diversified Support Services (0.29%)
225,000	Healthcare Services Group, Inc.	6,618,783	9,695,250

	Electrical Components & Equipment (2.72%)
450,000	Acuity Brands, Inc.	22,758,773	91,800,000

	Environmental & Facilities Services (3.79%)
1,450,000	Waste Connections, Inc.[2]	94,975,000	127,919,000

	Human Resource & Employment Services (2.88%)
2,000,000	On Assignment, Inc.[1]	50,117,846	97,060,000

18	See Notes to Financial Statements.

March 31, 2017	Baron Small Cap Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2017

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Industrial Machinery (3.73%)
300,000	John Bean Technologies Corp.	$25,500,000	$26,385,000
250,000	Nordson Corp.	6,938,012	30,710,000
425,000	RBC Bearings, Incorporated[1]	27,497,364	41,263,250
1,400,000	Welbilt, Inc. (formerly, Manitowoc Foodservice, Inc.)[1]	23,278,555	27,482,000

		83,213,931	125,840,250

	Trading Companies & Distributors (3.36%)
1,250,000	SiteOne Landscape Supply, Inc.[1]	34,435,562	60,512,500
1,725,000	Univar, Inc.[1]	34,414,942	52,888,500

		68,850,504	113,401,000

Total Industrials		391,041,239	771,093,500

Information Technology (23.25%)
	Application Software (7.51%)
1,000,000	ACI Worldwide, Inc.[1]	11,814,864	21,390,000
1,000,000	Aspen Technology, Inc.[1]	38,193,570	58,920,000
1,600,000	Guidewire Software, Inc.[1]	45,300,515	90,128,000
425,000	The Ultimate Software Group, Inc.[1]	7,817,737	82,964,250

		103,126,686	253,402,250

	Data Processing & Outsourced Services (3.40%)
450,000	FleetCor Technologies, Inc.[1]	10,686,190	68,143,500
450,000	WEX, Inc.[1]	18,982,530	46,575,000

		29,668,720	114,718,500

	Electronic Equipment & Instruments (2.49%)
1,000,000	Cognex Corp.	17,347,926	83,950,000

	Internet Software & Services (1.30%)
400,000	The Trade Desk, Inc., Cl A1	14,200,000	14,900,000
425,000	Wix.com Ltd.[1,2]	24,028,337	28,857,500

		38,228,337	43,757,500

	IT Consulting & Other Services (6.07%)
1,700,000	Acxiom Corp.[1]	38,602,270	48,399,000
1,450,000	Gartner, Inc.[1]	24,467,994	156,585,500

		63,070,264	204,984,500

	Systems Software (0.67%)
600,000	Qualys, Inc.[1]	21,455,294	22,740,000

	Technology Hardware, Storage & Peripherals (1.81%)
1,250,000	Electronics For Imaging, Inc.[1]	53,031,020	61,037,500

Total Information Technology		325,928,247	784,590,250

Materials (3.85%)
	Commodity Chemicals (0.22%)
300,000	Westlake Chemical Partners LP	7,200,000	7,545,000

	Construction Materials (1.72%)
2,350,000	Summit Materials, Inc., Cl A1	48,083,703	58,068,500

	Metal & Glass Containers (1.15%)
800,000	Berry Plastics Group, Inc.[1]	12,652,147	38,856,000

	Specialty Chemicals (0.76%)
2,000,000	Flotek Industries, Inc.[1]	37,558,366	25,580,000

Total Materials		105,494,216	130,049,500

Shares		Cost	Value
Common Stocks (continued)
Real Estate (5.75%)
	Office REITs (0.32%)
100,000	SL Green Realty Corp.	$2,127,325	$10,662,000

	Real Estate Services (0.51%)
500,000	CBRE Group, Inc., Cl A1	2,180,507	17,395,000

	Specialized REITs (4.92%)
2,000,000	Gaming and Leisure Properties, Inc.	37,589,735	66,840,000
825,000	SBA Communications Corp.[1]	3,327,866	99,305,250

		40,917,601	166,145,250

Total Real Estate		45,225,433	194,202,250

Telecommunication Services (1.09%)
	Wireless Telecommunication Services (1.09%)
126,306,053	PT Sarana Menara Nusantara Tbk. (Indonesia)[1,2]	26,340,798	36,776,668

Unclassified (0.94%)
3,000,000	Capitol Acquisition Corp. III[1,3]	30,900,086	31,650,000

Total Common Stocks		1,594,182,056	3,332,310,140

Principal Amount
Short Term Investments (1.21%)
$40,676,306	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2017, 0.09% due 4/3/2017; Proceeds at maturity - $40,676,611; (Fully collateralized by $42,090,000 U.S. Treasury Inflation-Indexed Note, 0.125% due 7/15/2026; Market value - $41,491,017)[4]	40,676,306	40,676,306

Total Investments (99.97%)		$1,634,858,362	3,372,986,446

Cash and Other Assets Less Liabilities (0.03%)			1,179,922

Net Assets			$3,374,166,368

Retail Shares (Equivalent to $27.50 per share based on 61,673,322 shares outstanding)			$1,696,213,520

Institutional Shares (Equivalent to $28.31 per share based on 56,515,005 shares outstanding)			$1,600,015,958

R6 Shares (Equivalent to $28.31 per share based on 2,753,389 shares outstanding)			$77,936,890

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	See Note 10 regarding “Affiliated” companies.
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	19

Baron Opportunity Fund	March 31, 2017

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2017

Shares		Cost	Value
Common Stocks (99.91%)
Consumer Discretionary (23.29%)
	Automobile Manufacturers (5.03%)
40,000	Tesla, Inc. (formerly, Tesla Motors, Inc.)[1]	$8,209,677	$11,132,000

	Internet & Direct Marketing Retail (15.98%)
17,875	Amazon.com, Inc.[1]	5,857,528	15,846,903
65,900	Ctrip.com International Ltd., ADR[1,2]	2,957,581	3,238,985
45,200	Expedia, Inc.	4,991,663	5,702,884
42,725	Netflix, Inc.[1]	1,515,569	6,315,182
2,385	The Priceline Group, Inc.[1]	377,932	4,245,228

		15,700,273	35,349,182

	Movies & Entertainment (2.28%)
298,014	Manchester United plc, Cl A2	4,836,160	5,036,437

Total Consumer Discretionary		28,746,110	51,517,619

Energy (1.21%)
	Oil & Gas Exploration & Production (1.21%)
20,815	Concho Resources, Inc.[1]	1,878,134	2,671,397

Financials (4.51%)
	Consumer Finance (0.87%)
56,000	Synchrony Financial	2,060,207	1,920,800

	Financial Exchanges & Data (1.56%)
18,400	MarketAxess Holdings, Inc.	1,838,546	3,449,816

	Investment Banking & Brokerage (2.08%)
112,600	The Charles Schwab Corp.	3,276,303	4,595,206

Total Financials		7,175,056	9,965,822

Health Care (8.57%)
	Biotechnology (2.23%)
48,600	Sage Therapeutics, Inc.[1]	1,536,111	3,454,002
21,800	Ultragenyx Pharmaceutical, Inc.[1]	1,377,719	1,477,604

		2,913,830	4,931,606

	Health Care Equipment (4.90%)
29,500	Edwards Lifesciences Corp.[1]	2,603,315	2,775,065
87,800	Glaukos Corporation[1]	2,835,326	4,504,140
4,645	Intuitive Surgical, Inc.[1]	3,073,750	3,560,253

		8,512,391	10,839,458

	Life Sciences Tools & Services (1.44%)
18,615	Illumina, Inc.[1]	1,282,663	3,176,464

Total Health Care		12,708,884	18,947,528

Industrials (1.04%)
	Research & Consulting Services (1.04%)
28,490	Verisk Analytics, Inc.[1]	1,328,353	2,311,679

Information Technology (58.11%)
	Application Software (13.04%)
20,675	ANSYS, Inc.[1]	426,505	2,209,538
213,000	Guidewire Software, Inc.[1]	5,657,084	11,998,290
48,400	Mobileye N.V.[1,2]	2,026,390	2,971,760
50,580	salesforce.com, Inc.[1]	2,963,866	4,172,344
51,204	Snap, Inc., Cl A1	870,468	1,153,626
36,500	Splunk, Inc.[1]	2,003,403	2,273,585
115,000	SS&C Technologies Holdings, Inc.	3,862,463	4,071,000

		17,810,179	28,850,143

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (5.49%)
49,200	MasterCard Incorporated, Cl A	$4,071,905	$5,533,524
74,500	Visa, Inc., Cl A	5,463,796	6,620,815

		9,535,701	12,154,339

	Home Entertainment Software (0.91%)
22,500	Electronic Arts, Inc.[1]	1,958,903	2,014,200

	Internet Software & Services (21.66%)
42,400	Alibaba Group Holding Ltd., ADR[1,2]	2,981,539	4,571,992
11,350	Alphabet, Inc., Cl C1	7,058,160	9,415,506
197,714	Benefitfocus, Inc.[1]	7,315,343	5,526,106
63,133	CoStar Group, Inc.[1]	3,606,416	13,082,420
37,350	Facebook, Inc., Cl A1	2,501,678	5,305,567
71,510	The Trade Desk, Inc., Cl A1	1,287,180	2,663,748
55,143	Wix.com Ltd.[1,2]	3,059,112	3,744,210
106,650	Zillow Group, Inc., Cl C1	2,522,068	3,590,906

		30,331,496	47,900,455

	IT Consulting & Other Services (8.97%)
292,300	Acxiom Corp.[1]	4,465,284	8,321,781
106,570	Gartner, Inc.[1]	1,964,945	11,508,494

		6,430,229	19,830,275

	Semiconductors (1.33%)
57,700	Mellanox Technologies Ltd.[1,2]	2,390,079	2,939,815

	Systems Software (6.71%)
16,471	MuleSoft, Inc., Cl A1,3	280,007	400,739
27,800	Proofpoint, Inc.[1]	2,258,261	2,067,208
42,300	Red Hat, Inc.[1]	1,870,121	3,658,950
65,300	ServiceNow, Inc.[1]	4,049,328	5,711,791
94,300	Varonis Systems, Inc.[1]	2,654,385	2,998,740

		11,112,102	14,837,428

Total Information Technology		79,568,689	128,526,655

Real Estate (3.18%)
	Specialized REITs (3.18%)
10,625	Equinix, Inc.	201,123	4,253,931
23,100	SBA Communications Corp.[1]	77,260	2,780,547

Total Real Estate		278,383	7,034,478

Total Investments (99.91%)		$131,683,609	220,975,178

Cash and Other Assets Less Liabilities (0.09%)			191,277

Net Assets			$221,166,455

Retail Shares (Equivalent to $16.09 per share based on 11,105,462 shares outstanding)			$178,693,377

Institutional Shares (Equivalent to $16.55 per share based on 2,541,693 shares outstanding)			$42,061,329

R6 Shares (Equivalent to $16.56 per share based on 24,868 shares outstanding)			$411,749

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

20	See Notes to Financial Statements.

March 31, 2017	Baron Fifth Avenue Growth Fund

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2017

Shares		Cost	Value
Common Stocks (100.00%)
Consumer Discretionary (31.15%)
	Automobile Manufacturers (0.87%)
4,713	Tesla, Inc. (formerly, Tesla Motors, Inc.)[1]	$1,177,304	$1,311,628

	Cable & Satellite (2.78%)
24,450	Naspers Limited, Cl N (South Africa)[2]	3,602,327	4,218,895

	Internet & Direct Marketing Retail (26.05%)
26,724	Amazon.com, Inc.[1]	6,730,600	23,691,895
91,960	Ctrip.com International Ltd., ADR[1,2]	2,980,456	4,519,834
28,359	Expedia, Inc.	3,363,712	3,578,055
4,337	The Priceline Group, Inc.[1]	2,941,040	7,719,730

		16,015,808	39,509,514

	Restaurants (1.45%)
37,710	Starbucks Corp.	1,003,746	2,201,887

Total Consumer Discretionary		21,799,185	47,241,924

Energy (1.57%)
	Oil & Gas Exploration & Production (1.57%)
18,548	Concho Resources, Inc.[1]	1,774,387	2,380,450

Financials (11.13%)
	Asset Management & Custody Banks (2.04%)
84,940	Brookfield Asset Management, Inc., Cl A2	1,721,560	3,096,912

	Consumer Finance (1.60%)
70,872	Synchrony Financial	2,361,704	2,430,910

	Financial Exchanges & Data (2.79%)
35,570	CME Group, Inc.	2,088,336	4,225,716

	Investment Banking & Brokerage (2.43%)
90,198	The Charles Schwab Corp.	2,618,943	3,680,980

	Regional Banks (2.27%)
36,627	First Republic Bank	2,619,742	3,435,979

Total Financials		11,410,285	16,870,497

Health Care (8.04%)
	Biotechnology (2.23%)
5,423	Biogen, Inc.[1]	1,453,971	1,482,757
4,911	Regeneron Pharmaceuticals, Inc.[1]	1,502,927	1,903,062

		2,956,898	3,385,819

	Health Care Equipment (2.31%)
4,562	Intuitive Surgical, Inc.[1]	2,885,519	3,496,636

	Life Sciences Tools & Services (3.50%)
31,122	Illumina, Inc.[1]	1,119,172	5,310,658

Total Health Care		6,961,589	12,193,113

Industrials (1.25%)
	Research & Consulting Services (1.25%)
23,408	Verisk Analytics, Inc.[1]	870,323	1,899,325

Shares		Cost	Value
Common Stocks (continued)
Information Technology (39.37%)
	Application Software (1.03%)
12,409	Mobileye N.V.[1,2]	$310,225	$761,913
35,597	Snap, Inc., Cl A1	605,149	802,000

		915,374	1,563,913

	Data Processing & Outsourced Services (9.72%)
65,205	MasterCard Incorporated, Cl A	3,418,561	7,333,606
83,299	Visa, Inc., Cl A	2,537,808	7,402,782

		5,956,369	14,736,388

	Internet Software & Services (19.28%)
92,830	Alibaba Group Holding Ltd., ADR[1,2]	7,959,441	10,009,859
1,948	Alphabet, Inc., Cl A1	280,365	1,651,514
10,046	Alphabet, Inc., Cl C1	4,142,964	8,333,760
65,002	Facebook, Inc., Cl A1	1,611,512	9,233,534

		13,994,282	29,228,667

	IT Consulting & Other Services (1.27%)
25,579	EPAM Systems, Inc.[1]	1,727,106	1,931,726

	Semiconductor Equipment (2.43%)
27,701	ASML Holding N.V.[2]	1,817,805	3,678,693

	Systems Software (2.17%)
38,097	Red Hat, Inc.[1]	1,910,187	3,295,391

	Technology Hardware, Storage & Peripherals (3.47%)
36,662	Apple, Inc.	869,664	5,266,863

Total Information Technology		27,190,787	59,701,641

Materials (2.33%)
	Fertilizers & Agricultural Chemicals (2.33%)
31,146	Monsanto Co.	2,616,700	3,525,727

Real Estate (5.16%)
	Specialized REITs (5.16%)
19,555	Equinix, Inc.	3,178,515	7,829,235

Total Investments (100.00%)		$75,801,771	151,641,912

Cash and Other Assets Less Liabilities (0.00%)			3,895

Net Assets			$151,645,807

Retail Shares (Equivalent to $20.85 per share based on 3,423,732 shares outstanding)			$71,399,486

Institutional Shares (Equivalent to $21.17 per share based on 3,719,423 shares outstanding)			$78,758,566

R6 Shares (Equivalent to $21.18 per share based on 70,241 shares outstanding)			$1,487,755

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	21

Baron Discovery Fund	March 31, 2017

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2017

Shares		Cost	Value
Common Stocks (92.57%)
Consumer Discretionary (15.84%)
	Casinos & Gaming (4.21%)
70,000	Pinnacle Entertainment, Inc.[1]	$828,267	$1,366,400
165,000	Red Rock Resorts, Inc., Cl A	3,696,732	3,659,700

		4,524,999	5,026,100

	Education Services (1.91%)
90,000	Nord Anglia Education, Inc.[1,2]	2,044,504	2,280,600

	Internet & Direct Marketing Retail (2.74%)
72,000	Liberty Expedia Holdings, Inc., Cl A1	3,171,534	3,274,560

	Movies & Entertainment (1.75%)
64,000	Liberty Media Corporation - Liberty Formula One, Cl A (formerly, Liberty Media Group, Cl A)[1]	1,753,426	2,092,800

	Restaurants (3.80%)
250,000	Domino’s Pizza Group plc (United Kingdom)[2]	1,140,996	967,239
117,000	Wingstop, Inc.[1]	2,858,228	3,308,760
14,000	Zoe’s Kitchen, Inc.[1]	312,966	259,000

		4,312,190	4,534,999

	Specialty Stores (1.43%)
121,000	Party City Holdco, Inc.[1]	1,696,053	1,700,050

Total Consumer Discretionary		17,502,706	18,909,109

Consumer Staples (0.40%)
	Packaged Foods & Meats (0.40%)
750,000	Barfresh Food Group, Inc.[1]	417,200	472,500

Energy (1.71%)
	Oil & Gas Exploration & Production (0.51%)
239,233	Jones Energy, Inc.[1]	1,090,123	610,044

	Oil & Gas Storage & Transportation (1.20%)
45,000	Dominion Midstream Partners, L.P.	1,060,813	1,437,750

Total Energy		2,150,936	2,047,794

Financials (1.64%)
	Property & Casualty Insurance (1.64%)
61,000	Kinsale Capital Group, Inc.	1,319,112	1,954,440

Health Care (26.00%)
	Biotechnology (9.17%)
52,200	Adamas Pharmaceuticals, Inc.[1]	872,079	913,500
105,400	Flexion Therapeutics, Inc.[1]	1,932,809	2,836,314
87,900	Foundation Medicine, Inc.[1]	2,145,641	2,834,775
136,500	Myriad Genetics, Inc.[1]	2,591,482	2,620,800
19,700	Sage Therapeutics, Inc.[1]	1,038,015	1,400,079
5,000	Ultragenyx Pharmaceutical, Inc.[1]	331,462	338,900

		8,911,488	10,944,368

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Equipment (5.41%)
37,700	Glaukos Corporation[1]	$1,050,692	$1,934,010
20,000	Inogen, Inc.[1]	952,384	1,551,200
16,300	Nevro Corp.[1]	1,217,453	1,527,310
185,700	Novadaq Technologies, Inc.[1,2]	1,554,021	1,446,603

		4,774,550	6,459,123

	Health Care Services (1.41%)
67,500	Teladoc, Inc.[1]	1,680,612	1,687,500

	Health Care Supplies (4.58%)
464,300	Cerus Corp.[1]	2,332,246	2,066,135
225,317	Sientra, Inc.[1]	1,870,573	1,897,169
51,500	The Spectranetics Corporation[1]	1,186,873	1,499,938

		5,389,692	5,463,242

	Life Sciences Tools & Services (1.17%)
46,904	Medpace Holdings, Inc.[1]	1,297,337	1,400,084

	Managed Health Care (0.39%)
11,000	HealthEquity, Inc.[1]	277,296	466,950

	Pharmaceuticals (3.87%)
42,100	Pacira Pharmaceuticals, Inc.[1]	1,842,934	1,919,760
374,800	TherapeuticsMD, Inc.[1]	2,333,804	2,698,560

		4,176,738	4,618,320

Total Health Care		26,507,713	31,039,587

Industrials (12.70%)
	Aerospace & Defense (6.78%)
41,800	DigitalGlobe, Inc.[1]	1,171,073	1,368,950
228,000	The KEYW Holding Corporation[1]	2,153,914	2,152,320
117,000	Mercury Systems, Inc.[1]	2,668,697	4,568,850

		5,993,684	8,090,120

	Heavy Electrical Equipment (1.47%)
92,500	TPI Composites, Inc.[1]	1,620,030	1,758,425

	Industrial Machinery (2.22%)
16,500	ESCO Technologies, Inc.	579,185	958,650
88,500	Kornit Digital Ltd.[1,2]	1,141,807	1,690,350

		1,720,992	2,649,000

	Trading Companies & Distributors (2.23%)
55,000	SiteOne Landscape Supply, Inc.[1]	2,016,505	2,662,550

Total Industrials		11,351,211	15,160,095

Information Technology (31.27%)
	Application Software (1.52%)
20,000	Blackline, Inc.[1]	340,000	595,200
12,000	QAD, Inc., Cl A	331,712	334,200
37,000	QAD, Inc., Cl B	776,036	887,260

		1,447,748	1,816,660

	Electronic Equipment & Instruments (1.05%)
6,100	Coherent, Inc.[1]	480,442	1,254,404

22	See Notes to Financial Statements.

March 31, 2017	Baron Discovery Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2017

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Internet Software & Services (11.72%)
194,200	Amber Road, Inc.[1]	$1,494,499	$1,499,224
90,000	CommerceHub, Inc., Series C1	1,369,150	1,397,700
60,700	Envestnet, Inc.[1]	2,221,737	1,960,610
355,000	JUST EAT plc (United Kingdom)[1,2]	2,203,217	2,517,453
115,000	Quotient Technology, Inc.[1]	1,269,621	1,098,250
88,000	The Trade Desk, Inc., Cl A1	2,523,397	3,278,000
145,000	TrueCar, Inc.[1]	2,019,371	2,243,150

		13,100,992	13,994,387

	IT Consulting & Other Services (1.93%)
81,000	Acxiom Corp.[1]	2,081,534	2,306,070

	Semiconductor Equipment (1.15%)
68,900	Ichor Holdings Ltd.[1,2]	662,177	1,366,287

	Semiconductors (7.48%)
175,542	Everspin Technologies, Inc.[1]	1,433,684	1,471,042
99,000	Impinj, Inc.[1]	2,653,014	2,996,730
92,500	MACOM Technology Solutions Holdings, Inc.[1]	3,710,454	4,467,750

		7,797,152	8,935,522

	Systems Software (6.42%)
6,969	MuleSoft, Inc., Cl A1,3	118,473	169,556
121,600	Qualys, Inc.[1]	3,716,868	4,608,640
90,900	Varonis Systems, Inc.[1]	2,519,292	2,890,620

		6,354,633	7,668,816

Total Information Technology		31,924,678	37,342,146

Materials (1.56%)
	Specialty Chemicals (1.56%)
146,000	Flotek Industries, Inc.[1]	1,635,534	1,867,340

Real Estate (1.45%)
	Industrial REITs (1.45%)
77,000	Rexford Industrial Realty, Inc.	1,688,011	1,734,040

Total Common Stocks		94,497,101	110,527,051

Warrants (0.05%)
Consumer Staples (0.05%)
	Packaged Foods & Meats (0.05%)
300,000	Barfresh Food Group, Inc. Warrants Exp 3/13/2020[1,4,5]	0	60,000

Principal Amount		Cost	Value
Short Term Investments (10.08%)
$12,037,372	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2017, 0.09% due 4/3/2017; Proceeds at maturity - $12,037,462; (Fully collateralized by $12,460,000 U.S. Treasury Inflation-Indexed Note, 0.125% due 7/15/2026; Market value - $12,282,682)[5]	$12,037,372	$12,037,372

Total Investments (102.70%)		$106,534,473	122,624,423

Liabilities Less Cash and Other Assets (-2.70%)			(3,225,020)

Net Assets			$119,399,403

Retail Shares (Equivalent to $14.94 per share based on 3,198,289 shares outstanding)			$47,797,539

Institutional Shares (Equivalent to $15.07 per share based on 4,584,547 shares outstanding)			$69,110,957

R6 Shares (Equivalent to $15.08 per share based on 165,233 shares outstanding)			$2,490,907

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	At March 31, 2017, the market value of restricted and fair valued securities amounted to $60,000 or 0.05% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	23

Baron Funds	March 31, 2017

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2017

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$2,656,468,932	$4,899,864,266	$3,279,810,140	$220,975,178	$151,641,912	$110,587,051
“Affiliated” investments	—	993,637,028	52,500,000	—	—	—
Repurchase agreements, at value**	25,551,931	—	40,676,306	—	—	12,037,372

Total investments, at value	2,682,020,863	5,893,501,294	3,372,986,446	220,975,178	151,641,912	122,624,423
Cash	—	54,682	75,125	67,668	74,005	—
Receivable for securities sold	7,746,967	19,447,268	4,871,947	570,362	221,278	153,424
Receivable for shares sold	6,739,791	52,076,617	5,846,745	208,409	70,958	11,506,835
Dividends and interest receivable	1,250,720	4,707,546	200,720	8,089	363	30,219
Prepaid expenses	33,896	77,061	44,790	2,632	1,929	6,176

	2,697,792,237	5,969,864,468	3,384,025,773	221,832,338	152,010,445	134,321,077

Liabilities:
Payable for shares redeemed	6,717,018	52,493,416	6,688,192	117,857	19,458	38,224
Payable for securities purchased	4,466,809	—	2,747,244	—	—	14,837,182
Trustee fees payable	24,205	53,549	37,462	2,771	1,680	440
Investment advisory fees payable (Note 4)	608	155	18	816	751	466
Distribution fees payable (Note 4)	167	544	731	561	96	127
Payable for borrowings against line of credit	—	14,000,000	—	500,000	300,000	—
Accrued expenses and other payables	177,646	457,996	385,758	43,878	42,653	45,235

	11,386,453	67,005,660	9,859,405	665,883	364,638	14,921,674

Net Assets	$2,686,405,784	$5,902,858,808	$3,374,166,368	$221,166,455	$151,645,807	$119,399,403

Net Assets consist of:
Paid-in capital	$947,670,392	$1,965,471,506	$1,351,568,324	$115,513,282	$85,335,269	$111,634,590
Undistributed (accumulated) net investment income (loss)	(20,512,852)	8,193,777	290,838	(3,393,289)	(793,464)	(277,136)
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	127,982,725	307,108,357	284,178,419	19,754,893	(8,736,163)	(8,047,320)
Net unrealized appreciation on investments and foreign currency translations	1,631,265,519	3,622,085,168	1,738,128,787	89,291,569	75,840,165	16,089,269

Net Assets	$2,686,405,784	$5,902,858,808	$3,374,166,368	$221,166,455	$151,645,807	$119,399,403

Retail Shares:
Net Assets	$1,853,709,690	$2,735,249,812	$1,696,213,520	$178,693,377	$71,399,486	$47,797,539
Shares Outstanding ($0.01 par value; indefinite shares authorized)	29,087,303	41,672,320	61,673,322	11,105,462	3,423,732	3,198,289

Net Asset Value and Offering Price Per Share	$63.73	$65.64	$27.50	$16.09	$20.85	$14.94

Institutional Shares:
Net Assets	$824,077,418	$3,164,956,909	$1,600,015,958	$42,061,329	$78,758,566	$69,110,957
Shares Outstanding ($0.01 par value; indefinite shares authorized)	12,557,782	47,135,693	56,515,005	2,541,693	3,719,423	4,584,547

Net Asset Value and Offering Price Per Share	$65.62	$67.15	$28.31	$16.55	$21.17	$15.07

R6 Shares:
Net Assets	$8,618,676	$2,652,087	$77,936,890	$411,749	$1,487,755	$2,490,907
Shares Outstanding ($0.01 par value; indefinite shares authorized)	131,357	39,494	2,753,389	24,868	70,241	165,233

Net Asset Value and Offering Price Per Share	$65.61	$67.15	$28.31	$16.56	$21.18	$15.08

*Investments in securities, at cost:
Unaffiliated investments	$1,025,203,413	$1,848,154,682	$1,540,848,755	$131,683,609	$75,801,771	$94,497,101
“Affiliated” investments	—	423,261,444	53,333,301	—	—	—
**Repurchase agreements, at cost	25,551,931	—	40,676,306	—	—	12,037,372

Total investments, at cost	$1,050,755,344	$2,271,416,126	$1,634,858,362	$131,683,609	$75,801,771	$106,534,473

24	See Notes to Financial Statements.

March 31, 2017	Baron Funds

STATEMENTS OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED MARCH 31, 2017

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$8,070,303	$26,377,518	$25,741,319	$207,952	$495,026	$106,599
Dividends — “Affiliated” investments	—	9,393,248	—	—	—	—
Interest	4,126	830	7,337	190	91	701
Securities lending income, net	—	171,263	—	34,998	—	17,570
Foreign taxes withheld on dividends	—	—	(83,700)	—	(3,572)	—

Total income	8,074,429	35,942,859	25,664,956	243,140	491,545	124,870

Expenses:
Investment advisory fees (Note 4)	12,718,652	28,743,473	16,805,316	1,106,326	519,847	343,186
Distribution fees — Retail Shares (Note 4)	2,235,227	3,425,258	2,148,469	225,968	85,434	29,498
Shareholder servicing agent fees and expenses — Retail Shares	204,115	181,974	133,790	42,975	16,502	10,390
Shareholder servicing agent fees and expenses — Institutional Shares	25,480	129,185	42,015	6,340	6,855	7,867
Shareholder servicing agent fees and expenses — R6 Shares	180	54	692	9	31	49
Reports to shareholders	204,400	488,000	474,600	44,890	5,585	7,027
Registration and filing fees	70,950	117,930	97,560	40,370	36,460	40,920
Trustee fees and expenses	59,033	130,575	81,676	5,548	3,681	977
Custodian and fund accounting fees	54,780	120,700	94,295	24,060	22,009	22,331
Professional fees	33,500	92,850	41,280	21,218	19,821	20,510
Insurance expense	19,762	47,485	28,550	2,089	1,247	205
Line of credit fees	16,121	36,035	21,087	1,409	939	448
Administration fees	15,120	15,025	14,970	15,120	15,095	15,095
Miscellaneous expenses	1,856	6,779	1,969	1,856	1,856	1,856

Total operating expenses	15,659,176	33,535,323	19,986,269	1,538,178	735,362	500,359
Interest expense on borrowings	—	95,259	2,612	5,066	4,080	—

Total expenses	15,659,176	33,630,582	19,988,881	1,543,244	739,442	500,359
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	—	—	—	—	(14,546)	(35,972)
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	—	—	—	—	(4,138)	(55,066)
Reimbursement of expenses by Adviser — R6 Shares (Note 4)	—	—	—	—	(69)	(2,426)

Net expenses	15,659,176	33,630,582	19,988,881	1,543,244	720,689	406,895

Net investment income (loss)	(7,584,747)	2,312,277	5,676,075	(1,300,104)	(229,144)	(282,025)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	131,197,345	325,569,034	304,958,818	20,735,800	(3,913,333)	908,789
Net realized gain (loss) on investments sold — “Affiliated” investments	—	13,620,760	(951,523)	—	—	—
Net realized gain (loss) on foreign currency transactions	—	(21,699)	1,344	—	5	(1,553)
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	124,881,727	6,649,532	3,885,006	(4,733,564)	15,020,078	8,623,772
Investments — “Affiliated” investments	—	210,204,043	5,989,831	—	—	—
Foreign currency translations	—	(230)	703	—	(69)	(681)

Net gain on investments	256,079,072	556,021,440	313,884,179	16,002,236	11,106,681	9,530,327

Net increase in net assets resulting from operations	$248,494,325	$558,333,717	$319,560,254	$14,702,132	$10,877,537	$9,248,302

See Notes to Financial Statements.	25

Baron Funds	March 31, 2017

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund
	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(7,584,747)	$(8,914,391)	$2,312,277	$15,241,504	$5,676,075	$(20,432,156)
Net realized gain	131,197,345	115,016,633	339,168,095	677,283,345	304,008,639	611,465,766
Change in net unrealized appreciation (depreciation)	124,881,727	162,597,930	216,853,345	(261,093,859)	9,875,540	(127,761,526)

Increase in net assets resulting from operations	248,494,325	268,700,172	558,333,717	431,430,990	319,560,254	463,272,084

Distributions to shareholders from:
Net realized gain on investments — Retail Shares	(81,908,923)	(192,857,983)	(315,911,802)	(300,771,852)	(325,929,736)	(249,256,906)
Net realized gain on investments — Institutional Shares	(32,742,122)	(75,706,896)	(335,828,188)	(292,771,461)	(293,355,641)	(200,060,422)
Net realized gain on investments — R6 Shares	(351,281)	(2,496)	(261,804)	—	(720,045)	—

Decrease in net assets from distributions to shareholders	(115,002,326)	(268,567,375)	(652,001,794)	(593,543,313)	(620,005,422)	(449,317,328)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	40,682,080	74,173,128	97,838,594	209,973,033	103,434,488	159,998,217
Proceeds from the sale of shares — Institutional Shares	85,064,293	104,274,919	338,172,548	587,751,924	213,431,215	459,238,081
Proceeds from the sale of shares — R6 Shares	16,303	7,361,253	73,355	2,239,695	72,193,940	3,449,895
Net asset value of shares issued in reinvestment of distributions — Retail Shares	79,981,714	188,688,679	308,276,661	295,137,151	320,323,421	245,730,982
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	31,600,055	73,173,688	322,216,695	276,721,034	272,997,394	184,345,711
Net asset value of shares issues in reinvestment of distribution — R6 Shares	351,281	2,496	261,804	—	720,045	—
Cost of shares redeemed — Retail Shares	(160,712,494)	(260,675,946)	(533,858,213)	(1,016,386,109)	(388,212,399)	(1,178,412,830)
Cost of shares redeemed — Institutional Shares	(57,775,788)	(176,801,922)	(499,238,011)	(1,182,140,006)	(427,593,282)	(902,239,753)
Cost of shares redeemed — R6 Shares	—	—	(1,223)	(275)	(3,336,333)	—

Increase (decrease) in net assets derived from capital share transactions	19,207,444	10,196,295	33,742,210	(826,703,553)	163,958,489	(1,027,889,697)

Net increase (decrease) in net assets	152,699,443	10,329,092	(59,925,867)	(988,815,876)	(136,486,679)	(1,013,934,941)

Net Assets:
Beginning of period	2,533,706,341	2,523,377,249	5,962,784,675	6,951,600,551	3,510,653,047	4,524,587,988

End of period	$2,686,405,784	$2,533,706,341	$5,902,858,808	$5,962,784,675	$3,374,166,368	$3,510,653,047

Undistributed (accumulated) net investment income (loss) at end of period	$(20,512,852)	$(12,928,105)	$8,193,777	$5,881,500	$290,838	$(5,385,237)

Capital share transactions — Retail Shares
Shares sold	669,175	1,303,840	1,550,242	3,267,882	3,884,415	5,675,541
Shares issued in reinvestment of distributions	1,367,677	3,295,576	5,120,028	4,600,018	12,546,941	8,616,093
Shares redeemed	(2,659,356)	(4,527,322)	(8,455,157)	(15,856,841)	(14,457,424)	(40,336,749)

Net increase (decrease)	(622,504)	72,094	(1,784,887)	(7,988,941)	1,973,932	(26,045,115)

Capital share transactions — Institutional Shares
Shares sold	1,354,249	1,784,611	5,197,174	9,007,462	7,687,848	15,866,935
Shares issued in reinvestment of distributions	525,354	1,247,530	5,235,890	4,240,286	10,395,941	6,332,728
Shares redeemed	(932,284)	(2,984,894)	(7,778,450)	(18,424,376)	(15,278,749)	(30,763,117)

Net increase (decrease)	947,319	47,247	2,654,614	(5,176,628)	2,805,040	(8,563,454)

Capital share transactions — R6 Shares
Shares sold	256	125,217	1,168	34,095	2,730,503	117,047
Shares issued in reinvestment of dividends	5,840	44	4,254	—	27,420	—
Shares redeemed	—	—	(19)	(4)	(121,581)	—

Net increase	6,096	125,261	5,403	34,091	2,636,342	117,047

26	See Notes to Financial Statements.

March 31, 2017	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Opportunity Fund		Baron Fifth Avenue Growth Fund		Baron Discovery Fund
	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(1,300,104)	$(2,072,319)	$(229,144)	$(475,449)	$(282,025)	$459,288
Net realized gain (loss)	20,735,800	26,739,948	(3,913,328)	(4,123,105)	907,236	(7,492,617)
Change in net unrealized appreciation (depreciation)	(4,733,564)	(1,100,590)	15,020,009	24,216,389	8,623,091	13,484,335

Increase in net assets resulting from operations	14,702,132	23,567,039	10,877,537	19,617,835	9,248,302	6,451,006

Distributions to shareholders from:
Net realized gain on investments — Retail Shares	(22,424,986)	(23,538,224)	—	—	—	(362,976)
Net realized gain on investments — Institutional Shares	(4,531,300)	(9,136,197)	—	—	—	(338,882)
Net realized gain on investments — R6 Shares	(44,520)	—	—	—	—	—

Decrease in net assets from distributions to shareholders	(27,000,806)	(32,674,421)	—	—	—	(701,858)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	13,534,701	20,711,733	4,462,638	13,334,709	32,067,809	3,325,323
Proceeds from the sale of shares — Institutional Shares	3,728,895	4,351,441	5,253,674	21,707,323	42,505,180	9,434,873
Proceeds from the sale of shares — R6 Shares	—	434,469	3,000	1,259,756	244,042	1,982,543
Net asset value of shares issued in reinvestment of distributions — Retail Shares	21,793,006	22,746,010	—	—	—	360,715
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	4,021,193	8,314,026	—	—	—	271,096
Net asset value of shares issues in reinvestment of distribution — R6 Shares	44,520	—	—	—	—	—
Cost of shares redeemed — Retail Shares	(52,906,269)	(63,302,681)	(11,407,180)	(20,733,353)	(5,890,900)	(8,059,970)
Cost of shares redeemed — Institutional Shares	(7,468,281)	(57,314,953)	(14,345,774)	(24,613,301)	(2,208,703)	(43,422,332)
Cost of shares redeemed — R6 Shares	(51,938)	—	(5,464)	—	—	—

Increase (decrease) in net assets derived from capital share transactions	(17,304,173)	(64,059,955)	(16,039,106)	(9,044,866)	66,717,428	(36,107,752)

Net increase (decrease) in net assets	(29,602,847)	(73,167,337)	(5,161,569)	10,572,969	75,965,730	(30,358,604)

Net Assets:
Beginning of period	250,769,302	323,936,639	156,807,376	146,234,407	43,433,673	73,792,277

End of period	$221,166,455	$250,769,302	$151,645,807	$156,807,376	$119,399,403	$43,433,673

Undistributed (accumulated) net investment income (loss) at end of period	$(3,393,289)	$(2,093,185)	$(793,464)	$(564,320)	$(277,136)	$4,889

Capital share transactions — Retail Shares
Shares sold	887,936	1,289,427	229,821	751,628	2,237,019	278,949
Shares issued in reinvestment of distributions	1,519,736	1,353,124	—	—	—	32,007
Shares redeemed	(3,576,760)	(3,926,468)	(604,919)	(1,179,010)	(425,805)	(712,512)

Net increase (decrease)	(1,169,088)	(1,283,917)	(375,098)	(427,382)	1,811,214	(401,556)

Capital share transactions — Institutional Shares
Shares sold	236,963	259,249	268,424	1,180,779	3,051,801	738,254
Shares issued in reinvestment of distributions	272,808	483,936	—	—	—	23,885
Shares redeemed	(475,838)	(3,493,332)	(724,560)	(1,376,764)	(159,670)	(3,886,277)

Net increase (decrease)	33,933	(2,750,147)	(456,136)	(195,985)	2,892,131	(3,124,138)

Capital share transactions — R6 Shares
Shares sold	—	25,224	156	70,371	17,545	147,688
Shares issued in reinvestment of dividends	3,021	—	—	—	—	—
Shares redeemed	(3,377)	—	(286)	—	—	—

Net increase (decrease)	(356)	25,224	(130)	70,371	17,545	147,688

See Notes to Financial Statements.	27

Baron Funds	March 31, 2017

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers six series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund.

Each Fund offers Retail Shares, Institutional Shares and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates. Events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements have been evaluated for adjustment to or disclosure in the financial statements.

a) Security Valuation.  The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAV is calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at the NAV Calculation Time, except under the circumstances described below. Most foreign markets close before the NAV Calculation Time. For securities primarily traded in the Far East, for example, the most recent

March 31, 2017	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

closing prices may be as much as 15 hours old at the NAV Calculation Time. As a result, the Adviser may use a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Securities Transactions, Investment Income and Expense Allocation.  Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. The Funds are charged for those expenses of the Trust that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

c) Foreign Currency Translations.  Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

d) Securities Lending.  The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

The Funds did not hold derivatives or participate in securities lending/borrowing activities at March 31, 2017.

e) Repurchase Agreements.  The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by ASU No. 2011-11 for the Funds’ investments in repurchase agreements at March 31, 2017, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Statement of Net Assets.

f) Master Limited Partnerships.  The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

g) Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds may be subject to foreign taxes on income and gains on investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which the Funds invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

Baron Funds	March 31, 2017

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

h) Restricted Securities.  The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board.

i) Distributions to Shareholders.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies and wash sale losses deferred.

j) Commitments and Contingencies.  In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

k) Cash and Cash Equivalents.  The Funds consider all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term securities, for the six months ended March 31, 2017 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$117,649,659	$233,920,669
Baron Growth Fund	28,639,508	640,623,243
Baron Small Cap Fund	256,440,044	715,393,871
Baron Opportunity Fund	37,133,939	82,897,448
Baron Fifth Avenue Growth Fund	10,500,554	26,863,523
Baron Discovery Fund	73,360,156	15,103,620

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees.  The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (“BCG”), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Discovery Fund equal to 1% per annum of the average daily net assets of the respective Funds. The Adviser receives a fee payable monthly from Baron Fifth Avenue Growth Fund equal to 0.70% per annum of the daily net assets.

For Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund, the Adviser has contractually agreed to reduce its fee, to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest, dividend and extraordinary expenses), as follows.

	Annual Operating Expense Ratio Cap
Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Opportunity Fund	1.50%	1.25%	1.24%
Baron Fifth Avenue Growth Fund	1.10%	0.85%	0.84%
Baron Discovery Fund	1.35%	1.10%	1.09%

b) Distribution Fees.  Baron Capital, Inc. (“BCI”), a wholly owned subsidiary of BCG, is a registered limited purpose broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees.  Certain Trustees of the Trust may be deemed to be affiliated with, or interested persons (as defined by the 1940 Act) of the Funds’ Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Funds’ officers received compensation from the Funds for their services as an officer.

d) Fund Accounting and Administration Fees.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street”) to perform accounting and certain administrative services. State Street is compensated for fund accounting services based on a percentage of the Funds’ net assets, subject to certain minimums plus fixed annual fees for the administrative services.

March 31, 2017	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

e) Cross Trades.  The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, other funds in the Baron Select Funds, and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading” Procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by a Fund from or to another fund/other entity that is or could be considered an affiliate of the respective Baron Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. Pursuant to these procedures, for the six months ended March 31, 2017, the Funds engaged in the following cross-trades:

	Purchases	Sales	Net Realized Gains (Losses)
Baron Discovery Fund	$139,200	$—	$—

5. LINE OF CREDIT

The Funds, together with other funds in Baron Select Funds (except Baron Partners Fund), participate in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $100 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $100 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Federal Funds Rate or the One Month LIBOR Rate plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets.

During the six months ended March 31, 2017, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Fifth Avenue Growth Fund had borrowings under the line of credit and incurred interest expense of $95,259, $2,612, $5,066 and $4,080, respectively. For the 128 days during which there were borrowings, Baron Growth Fund had an average daily balance on the line of credit of $15.5 million at a weighted average interest rate of 1.75%. For the 10 days during which there were borrowings, Baron Small Cap Fund had an average daily balance on the line of credit of $6.2 million at a weighted average interest rate of 1.55%. For the 56 days during which there were borrowings, Baron Opportunity Fund had an average daily balance on the line of credit of $1.8 million at a weighted average interest rate of 1.79%. For the 48 days during which there were borrowings, Baron Fifth Avenue Growth Fund had an average daily balance on the line of credit of $1.6 million at a weighted average interest rate of 1.93%.

At March 31, 2017, Baron Growth Fund, Baron Opportunity Fund and Baron Fifth Avenue Growth Fund had outstanding balances in the amounts of $14,000,000, $500,000 and $300,000, respectively.

6. RESTRICTED SECURITIES

At March 31, 2017, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2017, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$3,245,862

(Cost $0) (0.12% of Net Assets)
	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$1,092,580

(Cost $0) (0.02% of Net Assets)
	Baron Discovery Fund
Name of Issuer	Acquisition Date(s)	Value
Warrants
Barfresh Food Group, Inc., Warrants Exp 3/13/2020	2/23/2015	$60,000

(Cost $0) (0.05% of Net Assets)

Baron Funds	March 31, 2017

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,653,223,070	$—	$—	$2,653,223,070
Private Equity Investments	—	—	3,245,862	3,245,862
Short Term Investments	—	25,551,931	—	25,551,931

Total Investments	$2,653,223,070	$25,551,931	$3,245,862	$2,682,020,863

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended March 31, 2017.

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,878,310,063	$—	$—	$5,878,310,063
Preferred Stocks	—	14,098,651	—	14,098,651
Private Equity Investments	—	—	1,092,580	1,092,580

Total Investments	$5,878,310,063	$14,098,651	$1,092,580	$5,893,501,294

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended March 31, 2017.

†	See Statements of Net Assets for additional detailed categorizations.

March 31, 2017	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,332,310,140	$—	$—	$3,332,310,140
Short Term Investments	—	40,676,306	—	40,676,306

Total Investments	$3,332,310,140	$40,676,306	$—	$3,372,986,446

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended March 31, 2017.

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$220,975,178	$—	$—	$220,975,178

Total Investments	$220,975,178	$—	$—	$220,975,178

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended March 31, 2017.

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$151,641,912	$—	$—	$151,641,912

Total Investments	$151,641,912	$—	$—	$151,641,912

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended March 31, 2017.

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$110,527,051	$—	$—	$110,527,051
Warrants	—	60,000	—	60,000
Short Term Investments	—	12,037,372	—	12,037,372

Total Investments	$110,527,051	$12,097,372	$—	$122,624,423

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended March 31, 2017.

†	See Statements of Net Assets for additional detailed categorizations.

Baron Funds	March 31, 2017

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2016	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2017	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2017
Private Equity Investments
Financials	$3,175,300	$—	$—	$70,562	$—	$—	$—	$—	$3,245,862	$70,562

Total	$3,175,300	$—	$—	$70,562	$—	$—	$—	$—	$3,245,862	$70,562

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2016	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2017	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2017
Private Equity Investments
Financials	$1,068,828	$—	$—	$23,752	$—	$—	$—	$—	$1,092,580	$23,752

Total	$1,068,828	$—	$—	$23,752	$—	$—	$—	$—	$1,092,580	$23,752

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies and wash sale losses deferred. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of March 31, 2017, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund
Cost of investments	$1,050,755,344	$2,271,416,126	$1,634,858,362	$131,683,609	$75,801,771	$106,534,473

Gross tax unrealized appreciation	1,633,957,522	3,694,655,268	1,772,670,230	91,411,266	75,840,141	17,642,405
Gross tax unrealized depreciation	(2,692,003)	(72,570,100)	(34,542,146)	(2,119,697)	—	(1,552,455)

Net tax unrealized appreciation	1,631,265,519	3,622,085,168	1,738,128,084	89,291,569	75,840,141	16,089,950
Net tax unrealized currency appreciation (depreciation)	—	—	703	—	24	(681)
Undistributed (accumulated) net investment income (loss)	(20,512,852)	8,193,777	290,838	(3,393,289)	(793,464)	(277,136)
Undistributed (accumulated) net realized gain (loss)	127,982,725	307,108,357	284,178,419	19,754,893	(8,736,163)	(8,047,320)
Paid-in capital	947,670,392	1,965,471,506	1,351,568,324	115,513,282	85,335,269	111,634,590

Net Assets	$2,686,405,784	$5,902,858,808	$3,374,166,368	$221,166,455	$151,645,807	$119,399,403

March 31, 2017	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of September 30, 2016, the Funds had capital loss carryforwards expiring as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund
Short term capital loss carryforwards:
September 30, 2018	$—	$—	$—	$—	$85,567	$—
No expiration date	—	—	—	—	211,422	1,483,090

	$—	$—	$—	$—	$296,989	$1,483,090

The tax character of distributions paid during the six months ended March 31, 2017 and the fiscal year ended September 30, 2016 was as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Fund	Ordinary[1]	Long Term Capital Gain	Ordinary[1]	Long Term Capital Gain
Baron Asset Fund	$—	$115,002,326	$—	$268,567,375
Baron Growth Fund	—	652,001,794	—	593,543,313
Baron Small Cap Fund	—	620,005,422	—	449,317,328
Baron Opportunity Fund	—	27,000,806	—	32,674,421
Baron Fifth Avenue Growth Fund	—	—	—	—
Baron Discovery Fund	—	—	—	701,858

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At March 31, 2017, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. OWNERSHIP CONCENTRATION

As of March 31, 2017, the officers, trustees, and portfolio managers owned, directly or indirectly, 18.21% of Baron Fifth Avenue Growth Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Fifth Avenue Growth Fund shareholders.

10. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2016	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2017	Value at March 31, 2017
“Affiliated” Company as of March 31, 2017:
Benefitfocus, Inc.	$92,789,010	$—	$—	$(27,822,757)	$—	$—	2,324,374	$64,966,253
CaesarStone Ltd.	78,813,900	—	2,655,350	(3,230,920)	(427,630)	—	2,000,000	72,500,000
Choice Hotels International, Inc.	135,578,100	—	—	52,691,400	—	1,293,225	3,007,500	188,269,500
Iridium Communications, Inc.	60,771,774	—	—	11,539,893	—	—	7,493,437	72,311,667
Iridium Communications, Inc., Series B, 6.75%	12,353,827	—	—	1,744,824	—	346,562	41,074	14,098,651
Marriott Vacations Worldwide Corp.	117,312,000	—	—	42,576,000	—	1,120,000	1,600,000	159,888,000
Vail Resorts, Inc.	323,925,824	20,357,722		77,319,411		5,765,486	2,196,993	421,602,957

	$821,544,435	$20,357,722	$2,655,350	$154,817,851	$(427,630)	$8,525,273		$993,637,028

No Longer an “Affiliated” Company as of March 31, 2017:
Primerica, Inc.	$132,575,000	$—	$24,457,582	$55,386,192	$14,048,390	$867,975	2,160,000	$177,552,000

[1]

An “Affiliated” Company (“affiliated person” as defined in the 1940 Act) is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the six months ended March 31, 2017.

Baron Funds	March 31, 2017

NOTES TO FINANCIAL STATEMENTS (Continued)

10. TRANSACTIONS IN “AFFILIATED” COMPANIES1 (Continued)

BARON SMALL CAP FUND

Name of Issuer	Value at September 30, 2016	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2017	Value at March 31, 2017
“Affiliated” Company as of March 31, 2017:
Capitol Acquisition Corp. III	$—	$30,900,086	$—	$749,914	$—	$—	3,000,000	$31,650,000
The Chefs’ Warehouse, Inc.	18,721,472	—	2,159,866	5,239,917	(951,523)	—	1,500,000	20,850,000

	$18,721,472	$30,900,086	$2,159,866	$5,989,831	$(951,523)	$—		$52,500,000

[1]

An “Affiliated” Company (“affiliated person” as defined in the 1940 Act) is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the six months ended March 31, 2017.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Adviser is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

In December 2016, the Financial Accounting Standards Board issued Accounting Standards Update No. 2016-19 (“ASU 2016-19”), “Technical Corrections and Improvements.” The guidance includes an amendment to Topic 820, Fair Value Measurement, which clarifies the difference between a valuation approach and a valuation technique when applying the guidance in that Topic. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The transition guidance for the amendment must be applied prospectively because it could potentially involve the use of hindsight that includes fair value measurements. The guidance is effective for interim periods beginning after December 15, 2016. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

March 31, 2017	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited)

BARON ASSET FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES
	Six Months Ended March 31,	Year Ended September 30,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Net asset value, beginning of period	$60.67	$60.88	$63.75	$61.37	$52.03	$49.00	$49.27	$43.62	$52.12	$66.57

Income (loss) from investment operations:
Net investment loss	(0.20)[1]	(0.25)[1]	(0.41)[1]	(0.44)[1]	(0.34)[1]	(0.14)[1]	(0.23)[1]	(0.28)[1]	(0.20)[1]	(0.29)[1]
Net realized and unrealized gain (loss) on investments	6.06	6.63	1.71	8.42	13.44	10.94	0.73	5.93	(5.68)	(12.08)

Total from investment operations	5.86	6.38	1.30	7.98	13.10	10.80	0.50	5.65	(5.88)	(12.37)

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(2.80)	(6.59)	(4.17)	(5.60)	(3.76)	(7.77)	(0.77)	0.00	(2.62)	(2.08)

Total distributions	(2.80)	(6.59)	(4.17)	(5.60)	(3.76)	(7.77)	(0.77)	0.00	(2.62)	(2.08)

Net asset value, end of period	$63.73	$60.67	$60.88	$63.75	$61.37	$52.03	$49.00	$49.27	$43.62	$52.12

Total return	10.08%[4]	11.14%	1.81%	13.59%	27.17%	24.65%	0.85%	12.95%	(9.88)%	(19.14)%

Ratios/Supplemental data:
Net assets (in millions), end of period	$1,853.7	$1,802.6	$1,804.3	$2,000.5	$2,024.2	$1,845.6	$1,924.9	$2,424.2	$2,652.6	$3,311.8

Ratio of operating expenses to average net assets	1.31%[5]	1.31%	1.31%	1.31%	1.32%	1.33%	1.33%	1.32%	1.36%[2]	1.33%[2]

Ratio of net investment loss to average net assets	(0.68)%[5]	(0.43)%	(0.62)%	(0.70)%	(0.62)%	(0.28)%	(0.41)%	(0.61)%	(0.54)%	(0.49)%

Portfolio turnover rate	4.66%[4]	12.54%	13.53%	11.26%	12.04%	13.11%	23.89%	13.04%	14.67%	16.02%

	INSTITUTIONAL SHARES										R6 SHARES
	Six Months Ended March 31,	Year Ended September 30,									Six Months Ended March 31,	Year Ended September 30,
	2017	2016	2015	2014	2013	2012	2011	2010	2009[3]		2017	2016[6]
Net asset value, beginning of period	$62.30	$62.19	$64.87	$62.20	$52.55	$49.30	$49.43	$43.65	$37.38		$62.30	$53.85

Income (loss) from investment operations:
Net investment income (loss)	(0.13)[1]	(0.10)[1]	(0.24)[1]	(0.28)[1]	(0.21)[1]	0.01 [1]	(0.10)[1]	(0.15)[1]	(0.05)[1]		(0.13)[1]	(0.21)[1]
Net realized and unrealized gain on investments	6.25	6.80	1.73	8.55	13.62	11.01	0.74	5.93	6.32		6.24	8.68

Total from investment operations	6.12	6.70	1.49	8.27	13.41	11.02	0.64	5.78	6.27		6.11	8.47

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00		0.00	0.00
Net realized gain on investments	(2.80)	(6.59)	(4.17)	(5.60)	(3.76)	(7.77)	(0.77)	0.00	0.00		(2.80)	(0.02)

Total distributions	(2.80)	(6.59)	(4.17)	(5.60)	(3.76)	(7.77)	(0.77)	0.00	0.00		(2.80)	(0.02)

Net asset value, end of period	$65.62	$62.30	$62.19	$64.87	$62.20	$52.55	$49.30	$49.43	$43.65		$65.61	$62.30

Total return	10.24%[4]	11.44%	2.09%	13.90%	27.51%	24.99%	1.14%	13.24%	16.77%[4]		10.22%[4]	15.73%[4]

Ratios/Supplemental data:
Net assets (in millions), end of period	$824.1	$723.3	$719.1	$689.8	$506.1	$386.7	$288.9	$242.8	$82.3		$8.6	$7.8

Ratio of operating expenses to average net assets	1.04%[5]	1.04%	1.04%	1.04%	1.05%	1.06%	1.06%	1.06%	1.16%[5]		1.04%[5]	1.04%[5]

Ratio of net investment income (loss) to average net assets	(0.41)%[5]	(0.17)%	(0.36)%	(0.43)%	(0.38)%	0.02%	(0.18)%	(0.33)%	(0.39)%[5]		(0.41)%[5]	(0.52)%[5]

Portfolio turnover rate	4.66%[4]	12.54%	13.53%	11.26%	12.04%	13.11%	23.89%	13.04%	14.67%		4.66%[4]	12.54%

[1] Based on average shares outstanding. [2] Benefit of expense reduction rounds to less than 0.01%. [3] For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.	[4] Not Annualized. [5] Annualized. [6] For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

See Notes to Financial Statements.	37

Baron Funds	March 31, 2017

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON GROWTH FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES
	Six Months Ended March 31,	Year Ended September 30,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Net asset value, beginning of period	$67.13	$68.25	$70.46	$68.67	$58.19	$46.18	$44.37	$39.00	$41.69	$54.55

Income (loss) from investment operations:
Net investment income (loss)	(0.02)[1]	0.08 [1]	(0.27)[1]	0.06 [1]	(0.12)[1]	0.20 [1]	(0.29)[1]	(0.34)[1]	(0.18)[1]	(0.28)[1]
Net realized and unrealized gain (loss) on investments	6.17	4.83	1.28	3.45	16.37	12.64	2.10	5.71	(2.47)	(10.07)

Total from investment operations	6.15	4.91	1.01	3.51	16.25	12.84	1.81	5.37	(2.65)	(10.35)

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	(0.03)	(0.18)	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(7.64)	(6.03)	(3.22)	(1.69)	(5.59)	(0.83)	0.00	0.00	(0.04)	(2.51)

Total distributions	(7.64)	(6.03)	(3.22)	(1.72)	(5.77)	(0.83)	0.00	0.00	(0.04)	(2.51)

Net asset value, end of period	$65.64	$67.13	$68.25	$70.46	$68.67	$58.19	$46.18	$44.37	$39.00	$41.69

Total return	10.18%[5]	7.60%	1.27%	5.11%	30.76%	28.12%	4.08%	13.77%	(6.34)%	(19.78)%

Ratios/Supplemental data:
Net assets (in millions), end of period	$2,735.2	$2,917.2	$3,511.2	$4,076.1	$4,644.2	$4,073.5	$4,110.8	$4,842.8	$5,034.5	$5,615.0

Ratio of operating expenses to average net assets	1.30%[4,6]	1.30%[4]	1.29%[4]	1.29%[4]	1.30%	1.32%	1.32%	1.32%	1.35%[2]	1.32%[2]

Ratio of net investment income (loss) to average net assets	(0.06)%[6]	0.12%	(0.37)%	0.08%	(0.20)%	0.38%	(0.56)%	(0.80)%	(0.56)%	(0.59)%

Portfolio turnover rate	0.50%[5]	4.68%	6.95%	13.15%	9.63%	13.70%	13.51%	16.12%	26.65%	25.97%

	INSTITUTIONAL SHARES										R6 SHARES
	Six Months Ended March 31,	Year Ended September 30,									Six Months Ended March 31,	Year Ended September 30,
	2017	2016	2015	2014	2013	2012	2011	2010	2009[3]		2017	2016[7]
Net asset value, beginning of period	$68.42	$69.28	$71.33	$69.32	$58.70	$46.46	$44.52	$39.03	$33.71		$68.42	$60.02

Income (loss) from investment operations:
Net investment income (loss)	0.07 [1]	0.24 [1]	(0.09)[1]	0.20 [1]	0.02 [1]	0.45 [1]	(0.17)[1]	(0.22)[1]	(0.04)[1]		0.07 [1]	(0.15)[1]
Net realized and unrealized gain on investments	6.30	4.93	1.28	3.53	16.52	12.62	2.11	5.71	5.36		6.30	8.55

Total from investment operations	6.37	5.17	1.19	3.73	16.54	13.07	1.94	5.49	5.32		6.37	8.40

Less distributions to shareholders from:
Net investment income	0.00	0.00	(0.02)	(0.03)	(0.33)	0.00	0.00	0.00	0.00		0.00	0.00
Net realized gain on investments	(7.64)	(6.03)	(3.22)	(1.69)	(5.59)	(0.83)	0.00	0.00	0.00		(7.64)	0.00

Total distributions	(7.64)	(6.03)	(3.24)	(1.72)	(5.92)	(0.83)	0.00	0.00	0.00		(7.64)	0.00

Net asset value, end of period	$67.15	$68.42	$69.28	$71.33	$69.32	$58.70	$46.46	$44.52	$39.03		$67.15	$68.42

Total return	10.32%[5]	7.88%	1.51%	5.39%	31.10%	28.45%	4.36%	14.07%	15.78%[5]		10.32%[5]	14.00%[5]

Ratios/Supplemental data:
Net assets (in millions), end of period	$3,165.0	$3,043.3	$3,440.4	$3,694.5	$2,976.7	$1,747.3	$1,261.8	$728.9	$238.7		$2.7	$2.3

Ratio of operating expenses to average net assets	1.05%[4,6]	1.05%[4]	1.04%[4]	1.04%[4]	1.05%	1.06%	1.06%	1.06%	1.13%[6]		1.05%[4,6]	1.05%[4,6]

Ratio of net investment income (loss) to average net assets	0.21%[6]	0.37%	(0.12)%	0.28%	0.04%	0.83%	(0.33)%	(0.53)%	(0.29)%[6]		0.21%[6]	(0.33)%[6]

Portfolio turnover rate	0.50%[5]	4.68%	6.95%	13.15%	9.63%	13.70%	13.51%	16.12%	26.65%		0.50%[5]	4.68%

[1]    Based on average shares outstanding.

[2]    Benefit of expense reduction rounds to less than 0.01%.

[3]    For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.

[4]    Interest expense rounds to less than 0.01%.

[5] Not Annualized. [6] Annualized. [7] For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

38	See Notes to Financial Statements.

March 31, 2017	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON SMALL CAP FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES
	Six Months Ended March 31,	Year Ended September 30,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Net asset value, beginning of period	$30.59	$30.34	$33.68	$32.83	$26.14	$20.84	$20.90	$17.96	$18.70	$25.47

Income (loss) from investment operations:
Net investment income (loss)	0.03 [1]	(0.18)[1]	(0.21)[1]	(0.01)[1]	(0.12)[1]	(0.19)[1]	(0.15)[1]	(0.06)[1]	(0.13)[1]	(0.09)[1]
Net realized and unrealized gain (loss) on investments	2.56	3.84	(1.10)	2.14	7.61	5.96	0.09 [2]	3.00	(0.61)	(5.01)

Total from investment operations	2.59	3.66	(1.31)	2.13	7.49	5.77	(0.06)	2.94	(0.74)	(5.10)

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(5.68)	(3.41)	(2.03)	(1.28)	(0.80)	(0.47)	0.00	0.00	(0.00)[3]	(1.67)

Total distributions	(5.68)	(3.41)	(2.03)	(1.28)	(0.80)	(0.47)	0.00	0.00	(0.00)	(1.67)

Net asset value, end of period	$27.50	$30.59	$30.34	$33.68	$32.83	$26.14	$20.84	$20.90	$17.96	$18.70

Total return	9.90%[6]	12.89%	(4.32)%	6.52%	29.51%	28.09%	(0.29)%	16.37%	(3.95)%	(21.44)%

Ratios/Supplemental data:
Net assets (in millions), end of period	$1,696.2	$1,826.3	$2,601.4	$3,192.8	$3,626.1	$3,081.8	$2,842.0	$3,032.0	$2,719.4	$2,871.6

Ratio of operating expenses to average net assets	1.32%[7,8]	1.32%[8]	1.30%	1.30%	1.31%	1.31%	1.31%	1.31%	1.34%[4]	1.32%[4]

Ratio of net investment income (loss) to average net assets	0.23%[7]	(0.64)%	(0.61)%	(0.04)%	(0.42)%	(0.76)%	(0.63)%	(0.30)%	(0.86)%	(0.42)%

Portfolio turnover rate	7.70%[6]	10.25%	14.66%	16.41%	20.35%	28.02%	32.81%	27.22%	35.83%	41.52%

	INSTITUTIONAL SHARES										R6 SHARES
	Six Months Ended March 31,	Year Ended September 30,									Six Months Ended March 31,	Year Ended September 30,
	2017	2016	2015	2014	2013	2012	2011	2010	2009[5]		2017	2016[9]
Net asset value, beginning of period	$31.29	$30.88	$34.16	$33.20	$26.36	$20.96	$20.97	$17.97	$15.52		$31.29	$26.06

Income (loss) from investment operations:
Net investment income (loss)	0.07 [1]	(0.12)[1]	(0.13)[1]	0.06 [1]	(0.05)[1]	(0.13)[1]	(0.10)[1]	(0.03)[1]	(0.04)[1]		(0.05)[1]	(0.17)[1]
Net realized and unrealized gain (loss) on investments	2.63	3.94	(1.12)	2.18	7.69	6.00	0.09 [2]	3.03	2.49		2.75	5.40

Total from investment operations	2.70	3.82	(1.25)	2.24	7.64	5.87	(0.01)	3.00	2.45		2.70	5.23

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00		0.00	0.00
Net realized gain on investments	(5.68)	(3.41)	(2.03)	(1.28)	(0.80)	(0.47)	0.00	0.00	0.00		(5.68)	0.00

Total distributions	(5.68)	(3.41)	(2.03)	(1.28)	(0.80)	(0.47)	0.00	0.00	0.00		(5.68)	0.00

Net asset value, end of period	$28.31	$31.29	$30.88	$34.16	$33.20	$26.36	$20.96	$20.97	$17.97		$28.31	$31.29

Total return	10.05%[6]	13.21%	(4.08)%	6.79%	29.85%	28.41%	(0.05)%	16.69%	15.79%[6]		10.05%[6]	20.07%[6]

Ratios/Supplemental data:
Net assets (in millions), end of period	$1,600.0	$1,680.7	$1,923.2	$2,057.4	$1,775.7	$1,111.0	$518.6	$261.1	$89.4		$78.0	$3.7

Ratio of operating expenses to average net assets	1.06%[7,8]	1.06%[8]	1.04%	1.04%	1.05%	1.05%	1.06%	1.06%	1.16%[7]		1.09%[7,8]	1.06%[7,8]

Ratio of net investment income (loss) to average net assets	0.46%[7]	(0.41)%	(0.37)%	0.18%	(0.16)%	(0.53)%	(0.42)%	(0.15)%	(0.75)%[7]		(0.39)%[7]	(0.85)%[7]

Portfolio turnover rate	7.70%[6]	10.25%	14.66%	16.41%	20.35%	28.02%	32.81%	27.22%	35.83%		7.70%[6]	10.25%

[1]    Based on average shares outstanding.

[2]    The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

[3]    Less than $0.01 per share.

[4]    Benefit of expense reduction rounds to less than 0.01%.

[5]    For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.

[6]    Not Annualized.

[7]    Annualized.

[8]    Interest expense rounds to less than 0.01%.

[9]    For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

See Notes to Financial Statements.	39

Baron Funds	March 31, 2017

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON OPPORTUNITY FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES
	Six Months Ended March 31,	Year Ended September 30,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Net asset value, beginning of period	$16.87	$17.12	$18.61	$19.26	$15.61	$12.83	$12.76	$10.61	$9.90	$13.01

Income (loss) from investment operations:
Net investment loss	(0.09)[1]	(0.13)[1]	(0.21)[1]	(0.24)[1]	(0.17)[1]	(0.17)[1]	(0.16)[1]	(0.13)[1]	(0.08)[1]	(0.09)[1]
Net realized and unrealized gain (loss) on investments	1.20	1.70	(0.25)	0.79	4.06	2.95	0.23	2.28	0.79	(3.02)

Total from investment operations	1.11	1.57	(0.46)	0.55	3.89	2.78	0.07	2.15	0.71	(3.11)

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(1.89)	(1.82)	(1.03)	(1.20)	(0.24)	0.00	0.00	0.00	0.00	0.00

Total distributions	(1.89)	(1.82)	(1.03)	(1.20)	(0.24)	0.00	0.00	0.00	0.00	0.00

Redemption fees added to paid-in capital	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of period	$16.09	$16.87	$17.12	$18.61	$19.26	$15.61	$12.83	$12.76	$10.61	$9.90

Total return	7.95%[8]	9.19%	(2.70)%	2.87%[5]	25.39%	21.67%	0.55%	20.26%	7.17%	(23.90)%

Ratios/Supplemental data:
Net assets (in millions), end of period	$178.7	$207.0	$232.2	$331.2	$359.9	$332.4	$240.4	$214.4	$142.7	$154.4

Ratio of operating expenses to average net assets	1.44%[7,9]	1.41%[7]	1.38%[7]	1.35%	1.37%	1.39%	1.41%	1.44%	1.50%	1.42%
Less: Reimbursement of expenses by Adviser and/or offsets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%[4]	0.00%[4]

Ratio of net operating expenses to average net assets	1.44%[9]	1.41%	1.38%	1.35%	1.37%	1.39%	1.41%	1.44%	1.50%	1.42%

Ratio of net investment loss to average net assets	(1.22)%[9]	(0.83)%	(1.10)%	(1.24)%	(1.02)%	(1.16)%	(1.11)%	(1.08)%	(1.00)%	(0.79)%

Portfolio turnover rate	16.80%[8]	32.38%	41.87%	63.40%	70.44%	88.56%	65.43%	76.44%	68.09%	61.44%

	INSTITUTIONAL SHARES										R6 SHARES
	Six Months Ended March 31,	Year Ended September 30,									Six Months Ended March 31,	Year Ended September 30,
	2017	2016	2015	2014	2013	2012	2011	2010	2009[6]		2017	2016[10]
Net asset value, beginning of period	$17.27	$17.45	$18.89	$19.49	$15.75	$12.91	$12.80	$10.62	$8.88		$17.28	$16.88

Income (loss) from investment operations:
Net investment loss	(0.08)[1]	(0.08)[1]	(0.16)[1]	(0.19)[1]	(0.13)[1]	(0.13)[1]	(0.12)[1]	(0.10)[1]	(0.02)[1]		(0.07)[1]	(0.02)[1]
Net realized and unrealized gain (loss) on investments	1.25	1.72	(0.25)	0.79	4.11	2.97	0.23	2.28	1.76		1.24	0.42

Total from investment operations	1.17	1.64	(0.41)	0.60	3.98	2.84	0.11	2.18	1.74		1.17	0.40

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00		0.00	0.00
Net realized gain on investments	(1.89)	(1.82)	(1.03)	(1.20)	(0.24)	0.00	0.00	0.00	0.00		(1.89)	0.00

Total distributions	(1.89)	(1.82)	(1.03)	(1.20)	(0.24)	0.00	0.00	0.00	0.00		(1.89)	0.00

Redemption fees added to paid-in capital	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00 [2]	0.00		0.00	0.00

Net asset value, end of period	$16.55	$17.27	$17.45	$18.89	$19.49	$15.75	$12.91	$12.80	$10.62		$16.56	$17.28

Total return	8.12%[8]	9.44%	(2.38)%	3.10%[5]	25.74%	22.00%	0.86%	20.53%	19.59%[3,8]		8.12%[8]	2.37%[8]

Ratios/Supplemental data:
Net assets (in millions), end of period	$42.1	$43.3	$91.7	$109.4	$101.3	$62.5	$35.5	$25.5	$10.9		$0.4	$0.5

Ratio of operating expenses to average net assets	1.18%[7,9]	1.13%[7]	1.10%[7]	1.08%	1.11%	1.13%	1.14%	1.18%	1.37%[9]		1.15%[7,9]	1.12%[7,9]
Less: Reimbursement of expenses by Adviser and/or offsets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	(0.12)%[9]		0.00%	0.00%

Ratio of net operating expenses to average net assets	1.18%[9]	1.13%	1.10%	1.08%	1.11%	1.13%	1.14%	1.18%	1.25%[9]		1.15%[9]	1.12%[9]

Ratio of net investment loss to average net assets	(0.96)%[9]	(0.46)%	(0.84)%	(0.97)%	(0.79)%	(0.90)%	(0.84)%	(0.83)%	(0.74)%[9]		(0.94)%[9]	(1.25)%[9]

Portfolio turnover rate	16.80%[8]	32.38%	41.87%	63.40%	70.44%	88.56%	65.43%	76.44%	68.09%		16.80%[8]	32.38%

[1]    Based on average shares outstanding.

[2]    Less than $0.01 per share.

[3]    The total returns would have been lower had certain expenses not been reduced during the period shown.

[4]    Benefit of expense reduction rounds to less than 0.01%.

[5]    The Adviser made a voluntary payment to the Fund in the amount of $140,762 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return by 0.03%.

[6]    For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.

[7]    Interest expense rounds to less than 0.01%

[8]    Not Annualized.

[9]    Annualized.

[10]  For the period August 31, 2016 (initial offering of R6 Shares) to September 30, 2016.

40	See Notes to Financial Statements.

March 31, 2017	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES
	Six Months Ended March 31,	Year Ended September 30,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Net asset value, beginning of period	$19.35	$16.91	$16.83	$14.42	$11.83	$8.98	$9.21	$8.60	$10.38	$14.12

Income (loss) from investment operations:
Net investment income (loss)	(0.04)[1]	(0.08)[1]	(0.09)[1]	(0.05)[1]	0.02 [1]	(0.03)[1]	(0.06)[1]	(0.03)[1]	0.03 [1]	0.00 [1,2]
Net realized and unrealized gain (loss) on investments	1.54	2.52	0.17 [7]	2.46	2.57	2.88	(0.17)	0.66	(1.03)	(2.62)

Total from investment operations	1.50	2.44	0.08	2.41	2.59	2.85	(0.23)	0.63	(1.00)	(2.62)

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.02)	(0.01)	0.00
Net realized gain on investments	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.77)	(1.12)

Total distributions	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.02)	(0.78)	(1.12)

Net asset value, end of period	$20.85	$19.35	$16.91	$16.83	$14.42	$11.83	$8.98	$9.21	$8.60	$10.38

Total return	7.75%[3,5]	14.43%[3]	0.48%[3]	16.71%[3]	21.89%[3]	31.74%[3]	(2.50)%[3]	7.38%[3]	(7.75)%[3]	(19.96)%[3]

Ratios/Supplemental data:
Net assets (in millions), end of period	$71.4	$73.5	$71.5	$53.2	$47.8	$34.8	$23.4	$29.0	$32.8	$58.2

Ratio of total expenses to average net assets	1.15%[6]	1.26%	1.32%	1.37%	1.47%	1.55%	1.59%	1.62%	1.69%	1.47%
Less: Ratio of interest expense to average net assets	(0.01)%[6]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Ratio of operating expenses to average net assets	1.14%[6]	1.26%	1.32%	1.37%	1.47%	1.55%	1.59%	1.62%	1.69%	1.47%
Less: Reimbursement of expenses by Adviser and/or offsets	(0.04)%[6]	(0.04)%	(0.02)%	(0.07)%	(0.17)%	(0.25)%	(0.29)%	(0.25)%	(0.29)%	(0.07)%

Ratio of net operating expenses to average net assets	1.10%[6]	1.22%	1.30%	1.30%	1.30%	1.30%	1.30%	1.37%	1.40%	1.40%

Ratio of net investment income (loss) to average net assets	(0.45)%[6]	(0.43)%	(0.49)%	(0.29)%	0.14%	(0.30)%	(0.55)%	(0.32)%	0.40%	(0.01)%

Portfolio turnover rate	7.09%[5]	19.30%	14.54%	16.84%	22.91%	79.07%	75.36%	57.67%	39.61%	39.59%

	INSTITUTIONAL SHARES										R6 SHARES
	Six Months Ended March 31,	Year Ended September 30,									Six Months Ended March 31,	Year Ended September 30,
	2017	2016	2015	2014	2013	2012	2011	2010	2009[4]		2017	2016[8]
Net asset value, beginning of period	$19.62	$17.10	$17.00	$14.53	$11.89	$9.00	$9.21	$8.61	$7.54		$19.63	$17.03

Income (loss) from investment operations:
Net investment income (loss)	(0.02)[1]	(0.03)[1]	(0.04)[1]	(0.01)[1]	0.05 [1]	(0.01)[1]	(0.03)[1]	(0.01)[1]	0.02 [1]		(0.02)[1]	(0.05)[1]
Net realized and unrealized gain (loss) on investments	1.57	2.55	0.16 [7]	2.48	2.59	2.90	(0.18)	0.66	1.05		1.57	2.65

Total from investment operations	1.55	2.52	0.12	2.47	2.64	2.89	(0.21)	0.65	1.07		1.55	2.60

Less distributions to shareholders from:
Net investment income	0.00	0.00	(0.02)	0.00	0.00	0.00	0.00	(0.05)	0.00		0.00	0.00
Net realized gain on investments	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00		0.00	0.00

Total distributions	0.00	0.00	(0.02)	0.00	0.00	0.00	0.00	(0.05)	0.00		0.00	0.00

Net asset value, end of period	$21.17	$19.62	$17.10	$17.00	$14.53	$11.89	$9.00	$9.21	$8.61		$21.18	$19.63

Total return	7.90%[3,5]	14.74%[3]	0.72%	17.00%[3]	22.20%[3]	32.11%[3]	(2.28)%[3]	7.59%[3]	14.19%[3,5]		7.90%[3,5]	15.27%[3,5]

Ratios/Supplemental data:
Net assets (in millions), end of period	$78.7	$81.9	$74.7	$56.0	$33.8	$18.9	$10.2	$10.4	$9.5		$1.5	$1.4

Ratio of total expenses to average net assets	0.87%[6]	0.98%	1.04%	1.08%	1.18%	1.26%	1.31%	1.35%	1.61%[6]		0.86%[6]	0.85%[6]
Less: Ratio of interest expense to average net assets	(0.01)%[6]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%		(0.01)%[6]	0.00%

Ratio of operating expenses to average net assets	0.86%[6]	0.98%	1.04%	1.08%	1.18%	1.26%	1.31%	1.35%	1.61%[6]		0.85%[6]	0.85%[6]
Less: Reimbursement of expenses by Adviser and/or offsets	(0.01)%[6]	(0.01)%	0.00%	(0.03)%	(0.13)%	(0.21)%	(0.26)%	(0.24)%	(0.46)%[6]		(0.01)%[6]	(0.01)%[6]

Ratio of net operating expenses to average net assets	0.85%[6]	0.97%	1.04%	1.05%	1.05%	1.05%	1.05%	1.11%	1.15%[6]		0.84%[6]	0.84%[6]

Ratio of net investment income (loss) to average net assets	(0.19)%[6]	(0.19)%	(0.23)%	(0.08)%	0.36%	(0.05)%	(0.30)%	(0.07)%	0.58%[6]		(0.19)%[6]	(0.37)%[6]

Portfolio turnover rate	7.09%[5]	19.30%	14.54%	16.84%	22.91%	79.07%	75.36%	57.67%	39.61%		7.09%[5]	19.30%

[1]    Based on average shares outstanding.

[2]    Less than $0.01 per share.

[3]    The total returns would have been lower had certain expenses not been reduced during the period shown.

[4]    For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.

[5]    Not Annualized.

[6]    Annualized.

[7]    The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[8]    For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

See Notes to Financial Statements.	41

Baron Funds	March 31, 2017

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON DISCOVERY FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES
	Six Months Ended March 31,	Year Ended September 30,
	2017	2016	2015	2014
Net asset value, beginning of period	$13.40	$11.13	$11.68	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.07)[1]	0.16 [1]	(0.13)[1]	(0.10)[1]
Net realized and unrealized gain (loss) on investments	1.61	2.38	(0.42)	1.78 [2]

Total from investment operations	1.54	2.54	(0.55)	1.68

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00
Net realized gain on investments	0.00	(0.27)	0.00	0.00

Total distributions	0.00	(0.27)	0.00	0.00

Net asset value, end of period	$14.94	$13.40	$11.13	$11.68

Total return	11.49%[3,6]	23.24%[3]	(4.71)%[3,4]	16.80%[3]

Ratios/Supplemental data:
Net assets (in millions), end of period	$47.8	$18.6	$19.9	$16.6

Ratio of operating expenses to average net assets	1.65%[7]	1.88%	1.57%	2.16%
Less: Reimbursement of expenses by Adviser and/or offsets	(0.30)%[7]	(0.53)%	(0.22)%	(0.81)%

Ratio of net operating expenses to average net assets	1.35%[7]	1.35%	1.35%	1.35%

Ratio of net investment income (loss) to average net assets	(0.99)%[7]	1.38%	(0.97)%	(0.85)%

Portfolio turnover rate	21.85%[6]	90.74%	114.82%	109.40%

	INSTITUTIONAL SHARES				R6 SHARES
	Six Months Ended March 31,	Year Ended September 30,			Six Months Ended March 31, 2017		Year Ended September 30, 2016[5]
	2017	2016	2015	2014
Net asset value, beginning of period	$13.50	$11.19	$11.71	$10.00	$13.50		$12.89

Income (loss) from investment operations:
Net investment income (loss)	(0.05)[1]	0.12 [1]	(0.10)[1]	(0.08)[1]	(0.05)[1]		(0.01)[1]
Net realized and unrealized gain (loss) on investments	1.62	2.46	(0.42)	1.79 [2]	1.63		0.62

Total from investment operations	1.57	2.58	(0.52)	1.71	1.58		0.61

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00		0.00
Net realized gain on investments	0.00	(0.27)	0.00	0.00	0.00		0.00

Total distributions	0.00	(0.27)	0.00	0.00	0.00		0.00

Net asset value, end of period	$15.07	$13.50	$11.19	$11.71	$15.08		$13.50

Total return	11.63%[3,6]	23.47%[3]	(4.44)%[3,4]	17.10%[3]	11.70	%3 6	4.73	%3 6

Ratios/Supplemental data:
Net assets (in millions), end of period	$69.1	$22.8	$53.9	$48.7	$2.5		$2.0

Ratio of operating expenses to average net assets	1.36%[7]	1.49%	1.25%	1.91%	1.31%[7]		1.48%[7]
Less: Reimbursement of expenses by Adviser and/or offsets	(0.26)%[7]	(0.39)%	(0.15)%	(0.81)%	(0.22)%[7]		(0.39)%[7]

Ratio of net operating expenses to average net assets	1.10%[7]	1.10%	1.10%	1.10%	1.09%[7]		1.09%[7]

Ratio of net investment income (loss) to average net assets	(0.74)%[7]	1.06%	(0.72)%	(0.64)%	(0.73)%[7]		(0.66)%[7]

Portfolio turnover rate	21.85%[6]	90.74%	114.82%	109.40%	21.85%[6]		90.74%

[1]    Based on average shares outstanding.

[2]    The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

[3]    The total returns would have been lower had certain expenses not been reduced during the period shown.

[4]    The Adviser made a voluntary payment to the Fund in the amount of $1,000 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return by less than 0.01%.

[5]    For the period August 31, 2016 (initial offering of R6 Shares) to September 30, 2016.

[6]    Not Annualized.

[7]    Annualized.

42	See Notes to Financial Statements.

March 31, 2017	Baron Funds

FUND EXPENSES (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The information in the following table is based on an investment of $1,000 invested on October 1, 2016 and held for the six months ended March 30, 2017.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 20171

	Actual Total Return	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017		Annualized Expense Ratio	Expenses Paid During the Period[3]
Baron Asset Fund — Retail Shares	10.08%	$1,000.00	$1,100.80		1.31%	$6.86
Baron Asset Fund — Institutional Shares	10.24%	$1,000.00	$1,102.40		1.04%	$5.45
Baron Asset Fund — R6 Shares	10.22%	$1,000.00	$1,102.20		1.04%	$5.45
Baron Growth Fund — Retail Shares	10.18%	$1,000.00	$1,101.80		1.30%	$6.81
Baron Growth Fund — Institutional Shares	10.32%	$1,000.00	$1,103.20		1.05%	$5.51
Baron Growth Fund — R6 Shares	10.32%	$1,000.00	$1,103.20		1.05%	$5.51
Baron Small Cap Fund — Retail Shares	9.90%	$1,000.00	$1,099.00		1.32%	$6.91
Baron Small Cap Fund — Institutional Shares	10.05%	$1,000.00	$1,100.50		1.06%	$5.55
Baron Small Cap Fund — R6 Shares	10.05%	$1,000.00	$1,100.50		1.09%	$5.71
Baron Opportunity Fund — Retail Shares	7.95%	$1,000.00	$1,079.50		1.44%	$7.47
Baron Opportunity Fund — Institutional Shares	8.12%	$1,000.00	$1,081.20		1.18%	$6.12
Baron Opportunity Fund — R6 Shares	8.12%	$1,000.00	$1,081.20		1.15%	$5.97
Baron Fifth Avenue Growth Fund — Retail Shares	7.75%	$1,000.00	$1,077.50	[4]	1.11%[2,5]	$5.75
Baron Fifth Avenue Growth Fund — Institutional Shares	7.90%	$1,000.00	$1,079.00	[4]	0.86%[2,5]	$4.46
Baron Fifth Avenue Growth Fund — R6 Shares	7.90%	$1,000.00	$1,079.00	[4]	0.85%[2,5]	$4.41
Baron Discovery Fund — Retail Shares	11.49%	$1,000.00	$1,114.90	[4]	1.35%[5]	$7.12
Baron Discovery Fund — Institutional Shares	11.63%	$1,000.00	$1,116.30	[4]	1.10%[5]	$5.80
Baron Discovery Fund — R6 Shares	11.70%	$1,000.00	$1,117.00	[4]	1.09%[5]	$5.75

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Annualized expense ratio for Baron Fifth Avenue Growth Fund for the six months ended March 31, 2017, includes 1.10%, 0.85% and 0.84% for net operating expenses and 0.01%, 0.01% and 0.01% for interest expense for the Retail, Institutional and R6 Shares, respectively.

[3]

Expenses are equal to each Share Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[4]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[5]	Annualized expense ratios are adjusted to reflect fee waiver.

Baron Funds	March 31, 2017

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2017

	Hypothetical Annualized Total Return	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017		Annualized Expense Ratio	Expenses Paid During the Period[3]
Baron Asset Fund — Retail Shares	5.00%	$1,000.00	$1,018.40		1.31%	$6.59
Baron Asset Fund — Institutional Shares	5.00%	$1,000.00	$1.019.75		1.04%	$5.24
Baron Asset Fund — R6 Shares	5.00%	$1,000.00	$1,019.75		1.04%	$5.24
Baron Growth Fund — Retail Shares	5.00%	$1,000.00	$1,018.45		1.30%	$6.54
Baron Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,019.70		1.05%	$5.29
Baron Growth Fund — R6 Shares	5.00%	$1,000.00	$1,019.70		1.05%	$5.29
Baron Small Cap Fund — Retail Shares	5.00%	$1,000.00	$1,018.35		1.32%	$6.64
Baron Small Cap Fund — Institutional Shares	5.00%	$1,000.00	$1,019.65		1.06%	$5.34
Baron Small Cap Fund — R6 Shares	5.00%	$1,000.00	$1,019.50		1.09%	$5.49
Baron Opportunity Fund — Retail Shares	5.00%	$1,000.00	$1,017.75		1.44%	$7.24
Baron Opportunity Fund — Institutional Shares	5.00%	$1,000.00	$1,019.05		1.18%	$5.94
Baron Opportunity Fund — R6 Shares	5.00%	$1,000.00	$1,019.20		1.15%	$5.79
Baron Fifth Avenue Growth Fund — Retail Shares	5.00%	$1,000.00	$1,019.40	[4]	1.11%[2,5]	$5.59
Baron Fifth Avenue Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,020.64	[4]	0.86%[2,5]	$4.33
Baron Fifth Avenue Growth Fund — R6 Shares	5.00%	$1,000.00	$1,020.69	[4]	0.85%[2,5]	$4.28
Baron Discovery Fund — Retail Shares	5.00%	$1,000.00	$1,018.20	[4]	1.35%[5]	$6.79
Baron Discovery Fund — Institutional Shares	5.00%	$1,000.00	$1,019.45	[4]	1.10%[5]	$5.54
Baron Discovery Fund — R6 Shares	5.00%	$1,000.00	$1,019.50	[4]	1.09%[5]	$5.49

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Annualized expense ratio for Baron Fifth Avenue Growth Fund for the six months ended March 31, 2017, includes 1.10%, 0.85% and 0.84% for net operating expenses and 0.01%, 0.01% and 0.01% for interest expense for the Retail, Institutional and R6 Shares, respectively.

[3]

Expenses are equal to each Share Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[4]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[5]	Annualized expense ratios are adjusted to reflect fee waiver.

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767 Fifth Avenue, 49th Fl.

New York, NY 10153

1.800.99.BARON

212-583-2000

www.BaronFunds.com

MARCH 17

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included herein under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: May 26, 2017

By:	/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer

Date: May 26, 2017